ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.2%
NEW YORK 98.8%
Buffalo Fiscal Stability Auth., GO, BAN, 4.25%, 5/15/07	2,775	2,784
Buffalo Fiscal Stability Auth., GO, BAN, 4.25%, 8/14/07	2,000	2,010
Dormitory Auth. of the State of New York, Catholic Health
VRDN (Currently 3.56%)	5,000	5,000
Dormitory Auth. of the State of New York, Columbia Univ.
TECP, 3.48%, 12/7/06	1,500	1,500
Dormitory Auth. of the State of New York, Cornell Univ.
TECP, 3.52%, 1/11/07	5,400	5,400
Dormitory Auth. of the State of New York, Mental Health
VRDN (Currently 3.42%) (1)	1,285	1,285
Dutchess County IDA, Trinity-Pawling School
VRDN (Currently 3.50%)	3,845	3,845
Eclipse Funding Trust, VRDN (Currently 3.48%) (1)(2)	5,000	5,000
Eclipse Funding Trust, VRDN (Currently 3.48%) (3)	3,500	3,500
Long Island Power Auth., 5.00%, 4/1/12 (Tender 4/1/07) (3)	2,000	2,009
Long Island Power Auth., VRDN (Currently 3.52%) (4)	1,600	1,600
Metropolitan Transportation Auth., TECP, 3.55%, 1/8/07	3,000	3,000
Metropolitan Transportation Auth., VRDN (Currently 3.50%) (1)	2,000	2,000
New York City, GO, VRDN (Currently 3.51%) (5)	1,000	1,000
New York City, GO, VRDN (Currently 3.52%) (3)	2,000	2,000
New York City, GO, VRDN (Currently 3.52%) (6)	2,000	2,000
New York City Housing Dev. Corp., 92nd Realty
VRDN (Currently 3.50%) (7)	1,100	1,100
New York City Housing Dev. Corp., Multi-Family
VRDN (Currently 3.50%) (7)	900	900
New York City Housing Dev. Corp., Multi-Family, West End
Towers, VRDN (Currently 3.50%) (7)	2,000	2,000
New York City IDA, VRDN (Currently 3.50%) (5)	835	835
New York City IDA, VRDN (Currently 3.51%) (5)	1,830	1,830
New York City IDA, VRDN (Currently 3.51%) (5)	3,500	3,500
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.50%) (3)	3,400	3,400
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.52%) (5)	1,300	1,300
New York City Transitional Fin. Auth., BAN, 4.25%, 6/29/07	3,000	3,012
New York City Transitional Fin. Auth., Putter 508
VRDN (Currently 3.52%)	5,100	5,100
New York City Transitional Fin. Auth., Future Tax, 5.25%, 2/1/07	115	115
New York City Transitional Fin. Auth., Recovery
VRDN (Currently 3.72%)	600	600
New York Housing Fin. Agency, VRDN (Currently 3.52%) (7)	4,000	4,000
New York Housing Fin. Agency, Multi-Family
VRDN (Currently 3.50%) (7)	900	900
New York Mortgage Agency, Single Family
VRDN (Currently 3.75%) (7)	1,500	1,500
New York State Energy Research & Dev., Consolidated Edison
VRDN (Currently 3.47%) (7)	3,600	3,600
New York State Housing Fin. Agency, Service Contract B
VRDN (Currently 3.45%)	1,000	1,000
New York State Housing Fin. Agency, Helena Housing, VRDN
(Currently 3.50%) (7)	1,500	1,500
New York State Mortgage Agency, Single-Family, VRDN
(Currently 3.48%) (7)	2,000	2,000
New York State Power Auth., General Purpose
3.60%, 3/1/20 (Tender 3/1/07)	2,500	2,500
New York State Power Auth., TECP, 3.55%, 1/18/07	2,500	2,500
New York State Thruway Auth., 5.50%, 4/1/07 (4)(8)	360	362
New York State Thruway Auth., 5.50%, 4/1/07 (4)(8)	175	176
New York State Thruway Auth., Putter 1455
VRDN (Currently 3.52%) (1)	3,000	3,000
New York State Urban Dev. Corp., Community Enhancement
5.00%, 4/1/07 (5)	1,090	1,095
Oneida County IDA, Mohawk Valley Network
VRDN (Currently 3.46%)	1,540	1,540
Oneida County IDA, Saint Elizabeth Medical Center
VRDN (Currently 3.46%)	4,700	4,700
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal
VRDN (Currently 3.53%) (3)(7)	1,680	1,680
Port Auth. of New York & New Jersey, VRDN (Currently 3.54%) (7)	4,400	4,400
Reset Optional Certificates Trust II, Yankee Stadium
VRDN (Currently 3.51%) (3)	2,500	2,500
Schenectady, GO, BAN, 4.50%, 5/24/07	2,258	2,267
Suffolk County, John P. Cohalan Complex, 5.25%, 4/15/07 (5)	500	503
Syracuse, GO, RAN, 4.25%, 6/29/07	1,000	1,004
Syracuse, GO, RAN, 4.25%, 7/10/07	1,000	1,005
Triborough Bridge & Tunnel Auth., VRDN (Currently 3.42%)	2,300	2,300
Triborough Bridge & Tunnel Auth., VRDN (Currently 3.50%)	3,400	3,400
Westchester County IDA, Levister Redev.
VRDN (Currently 3.50%) (7)	1,500	1,500
		118,557
PUERTO RICO 0.4%
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.55%, 3/1/23 (Tender 3/1/07)	500	500
		500

Total Municipal Securities (Cost $119,057)		119,057

Total Investments in Securities
99.2% of Net Assets (Cost $119,057)		$119,057

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by Financial Security Assurance Inc.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,000 and represents 4.2% of net assets.
(3)	Insured by MBIA Insurance Corp.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by XL Capital Assurance Inc.
(7)	Interest subject to alternative minimum tax
(8)	Escrowed to maturity
BAN	Bond Anticipation Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price New York Tax-Free Money Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a non-diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $119,057,000.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.9%
NEW YORK 95.1%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	225	241
Albany Parking Auth., 5.125%, 7/15/11	430	449
Albany Parking Auth., 5.25%, 10/15/12	475	501
Albany Parking Auth., 5.625%, 7/15/25	750	805
Brookhaven IDA, Methodist Retirement Community Dev. Corp.
4.25%, 11/1/37 (Tender 11/1/11)	1,100	1,106
Dormitory Auth. of the State of New York, 5.25%, 8/1/15
(Prerefunded 2/1/09) (1)	2,000	2,091
Dormitory Auth. of the State of New York, 5.25%, 8/1/16
(Prerefunded 2/1/09) (1)	4,250	4,444
Dormitory Auth. of the State of New York, 5.25%, 7/1/31
(Prerefunded 7/1/11) (1)	2,240	2,405
Dormitory Auth. of the State of New York, 5.375%, 7/1/23
(Prerefunded 7/1/12) (1)	1,000	1,093
Dormitory Auth. of the State of New York, 7.50%, 5/15/11
(Prerefunded 5/15/05) (1)	775	859
Dormitory Auth. of the State of New York, 7.50%, 5/15/11	1,280	1,417
Dormitory Auth. of the State of New York
Augustana Lutheran Home, 5.50%, 8/1/20 (2)	875	933
Dormitory Auth. of the State of New York, Cabrini Westchester
5.20%, 2/15/41	2,000	2,217
Dormitory Auth. of the State of New York
Catholic Health Services, 5.00%, 7/1/27	3,000	3,129
Dormitory Auth. of the State of New York
Catholic Health Services, 5.10%, 7/1/34	2,000	2,091
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/22 (Prerefunded 7/1/08) (1)	2,500	2,583
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/24	1,000	1,067
Dormitory Auth. of the State of New York, Cornell Univ.
5.00%, 7/1/25	1,000	1,085
Dormitory Auth. of the State of New York, Income Tax Ed.
5.375%, 3/15/22 (Prerefunded 3/15/13) (1)	1,550	1,709
Dormitory Auth. of the State of New York
Maimonides Medical Center, 5.75%, 8/1/35 (2)	1,500	1,532
Dormitory Auth. of the State of New York
Memorial Sloan-Kettering, 5.00%, 7/1/34	2,815	2,962
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	475	486
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
6.00%, 7/1/13	1,700	1,820
Dormitory Auth. of the State of New York
Mount Sinai School of Medicine, 5.15%, 7/1/24 (2)	535	603
Dormitory Auth. of the State of New York
New York Medical College, 5.25%, 7/1/12 (2)	2,110	2,183
Dormitory Auth. of the State of New York
North Shore - LIJ Health, 5.00%, 11/1/34	1,500	1,582
Dormitory Auth. of the State of New York, Rockefeller Univ.
5.00%, 7/1/32	2,000	2,118
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (2)	2,500	2,681
Dormitory Auth. of the State of New York, Univ. of Rochester
STEP, 0.00%, 7/1/15 (Prerefunded 7/1/10) (1)(2)	1,470	1,305
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.00%, 7/1/26 (3)	1,200	1,259
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.375%, 7/1/17 (3)	900	969
Dutchess County IDA, Bard College, 5.75%, 8/1/30	1,750	1,880
Dutchess County IDA, Vassar College, 5.35%, 9/1/40	1,000	1,073
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (4)	1,750	1,827
Essex County IDA, PCR, Int'l. Paper, 5.70%, 7/1/16 (4)	1,850	2,028
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	1,250	1,324
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	750	773
Islip Recovery Agency, 5.75%, 7/1/23 (4)(5)	250	280
Long Island Power Auth., 5.00%, 9/1/35	2,500	2,675
Long Island Power Auth., 5.125%, 12/1/22
(Prerefunded 6/1/08) (1)	1,020	1,054
Long Island Power Auth., Electric, 5.00%, 12/1/35	5,000	5,343
Long Island Power Auth., Electric, Zero Coupon, 6/1/21 (5)	2,000	1,120
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	1,000	1,054
Metropolitan Transportation Auth., 4.75%, 7/1/16
(Prerefunded 7/1/12) (1)(5)	1,215	1,292
Metropolitan Transportation Auth., 5.00%, 11/15/21 (3)	3,500	3,802
Metropolitan Transportation Auth., 5.00%, 7/1/25 (6)	2,000	2,122
Metropolitan Transportation Auth., 5.00%, 11/15/25 (6)	2,000	2,129
Metropolitan Transportation Auth., 5.125%, 11/15/31	2,250	2,389
Metropolitan Transportation Auth., Dedicated Tax Fund
5.00%, 11/15/13 (2)	2,200	2,394
Metropolitan Transportation Auth., Dedicated Tax Fund
5.25%, 11/15/25 (6)	4,920	5,297
Monroe County, Public Improvement, GO, 5.00%, 3/1/17 (6)	1,000	1,065
Monroe County, Public Improvement, GO, 5.00%, 3/1/18
(Prerefunded 3/1/12) (1)(6)	2,590	2,775
Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (6)	615	655
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/17 (3)	1,025	1,238
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/18 (3)	515	628
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (1)(5)	3,500	3,872
Nassau County Tobacco Settlement Corp., Tobacco Industry
STEP, 0.00%, 6/1/26	1,000	919
New York City, GO, 5.00%, 6/1/18	2,000	2,175
New York City, GO, 5.00%, 8/1/21	2,500	2,681
New York City, GO, 5.00%, 4/1/26	5,000	5,358
New York City, GO, 5.25%, 8/1/14	3,305	3,603
New York City, GO, 5.75%, 10/15/13
(Prerefunded 10/15/07) (1)	1,105	1,137
New York City, GO, 6.25%, 8/1/09	525	534
New York City, GO, VRDN (Currently 3.51%) (3)	500	500
New York City Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (3)	1,600	1,734
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (5)	1,500	1,635
New York City Housing Dev., 201 Pearl Street
VRDN (Currently 3.45%)	2,000	2,000
New York City Housing Dev., HUD Capital Funding Program
5.00%, 7/1/19 (6)	2,000	2,166
New York City Housing Dev., HUD Capital Funding Program
5.00%, 7/1/25 (6)	3,000	3,230
New York City Housing Dev., Multi-Family, 4.75%, 11/1/35	2,000	2,048
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,500	2,668
New York City IDA, New York Univ., 5.375%, 7/1/18 (3)	1,275	1,371
New York City IDA, Queens Baseball Stadium, 5.00%, 1/1/31 (3)	1,000	1,085
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (4)	3,000	3,280
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (6)	2,500	2,706
New York City IDA, IDRB, IAC / InterActive Corp., 5.00%, 9/1/35	1,500	1,565
New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 (4)	2,500	2,589
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.50%) (2)	1,500	1,500
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.60%)	100	100
New York City Municipal Water Fin. Auth., Water & Sewer
5.00%, 6/15/29	5,000	5,259
New York City Municipal Water Fin. Auth., Water & Sewer
5.00%, 6/15/34	1,500	1,583
New York City Municipal Water Fin. Auth., Water & Sewer
5.00%, 6/15/37	1,500	1,600
New York City Transitional Fin. Auth., Future Tax Secured
5.00%, 11/1/18	3,000	3,267
New York City Transitional Fin. Auth., Future Tax Secured
5.00%, 8/1/24	1,625	1,724
New York City Transitional Fin. Auth., Future Tax Secured
6.00%, 8/15/15 (Prerefunded 8/15/09) (1)(6)	1,000	1,074
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	1,000	1,190
New York Liberty Dev. Corp., National Sports Museum
6.125%, 2/15/19	2,000	2,128
New York State Environmental Fac. Corp.
Clean Water & Drinking 5.25%, 11/15/20	2,000	2,181
New York State Environmental Fac. Corp.
PCR, 5.75%, 5/15/11 (7)	605	674
New York State Environmental Fac. Corp., PCR
Waste Management 4.45%, 7/1/17 (Tender 7/1/09) (4)	2,500	2,521
New York State Housing Fin. Agency, 8.00%, 5/1/11 (7)	1,000	1,106
New York State Local Gov't. Assistance, 6.00%, 4/1/14	3,310	3,753
New York State Mortgage Agency, Single Family
4.70%, 10/1/31 (4)	2,500	2,529
New York State Mortgage Agency, Single Family
5.70%, 10/1/17 (4)	2,120	2,169
New York State Mortgage Agency, Single Family
5.80%, 10/1/20 (4)	950	988
New York State Mortgage Agency, Single Family
5.85%, 10/1/18 (4)	410	428
New York State Thruway Auth., Highway & Bridge
5.00%, 4/1/17 (Prerefunded 4/1/09) (1)(6)	5,000	5,216
New York State Thruway Auth., Highway & Bridge
5.50%, 4/1/17 (Prerefunded 4/1/11) (1)(6)	2,495	2,715
New York State Urban Dev. Corp., Corrections Fac.
6.00%, 1/1/15 (Prerefunded 1/1/09) (1)(3)	4,000	4,239
Niagara County, GO, 5.25%, 8/15/14 (2)	435	483
Niagara County, GO, 5.25%, 8/15/15 (2)	335	375
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (4)	500	525
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/13) (4)	1,500	1,588
Niagra Falls City School Dist., COP, 5.00%, 6/15/20 (5)	3,320	3,576
Nyack Union Free School Dist., GO, 5.25%, 12/15/15 (6)	550	618
Oneida County IDA, Saint Elizabeth Medical Center
5.50%, 12/1/10	355	362
Oneida County IDA, Saint Elizabeth Medical Center
5.625%, 12/1/09	800	815
Oneida County IDA, Saint Elizabeth Medical Center
5.75%, 12/1/19	1,600	1,638
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	2,000	2,158
Port Auth. of New York & New Jersey, 5.00%, 7/15/24 (4)(5)	2,000	2,129
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (4)(6)	2,000	2,024
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	1,000	1,240
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/31	1,500	1,612
Rochester, GO, 5.00%, 2/15/20 (2)	110	123
Rochester, GO, 5.00%, 2/15/21 (2)	110	124
Suffolk County, 5.75%, 4/15/14 (3)	4,510	4,800
Suffolk County IDA, Gurwin Jewish Senior Home, 6.70%, 5/1/39	1,000	1,095
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	2,000	2,151
Suffolk County IDA, Huntington Hosp., 6.00%, 11/1/22	2,000	2,173
Suffolk County IDA, Jeffersons Ferry, 5.00%, 11/1/28	2,000	2,096
Suffolk County IDA, Jeffersons Ferry, 7.20%, 11/1/19	2,000	2,209
Suffolk County Water Auth., 5.125%, 6/1/26 (6)	1,350	1,430
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	1,810	1,855
Tobacco Settlement Fin. Corp., 5.25%, 6/1/21 (3)	1,000	1,081
Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
(Prerefunded 7/1/10) (1)	2,000	2,169
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/20 (7)	2,060	2,296
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/28 (3)	3,000	3,205
Triborough Bridge & Tunnel Auth., 5.125%, 11/15/29	4,900	5,230
TSASC, Tobacco Ind., 5.00%, 6/1/26	2,000	2,055
United Nations Dev. Corp., 5.25%, 7/1/25	1,000	1,015
Westchester County Health Care Corp., GO, 5.375%, 11/1/30	3,000	3,174
Westchester County IDA, Hebrew Hosp. Westchester Meadows
7.375%, 7/15/30	1,250	1,348
Westchester County IDA, Kendal Hudson, 6.50%, 1/1/34	1,000	1,075
Westchester County IDA, Resource Recovery
6.00%, 7/1/08 (3)(4)	730	757
Westchester County IDA, Winward School, 5.25%, 10/1/31 (8)	1,500	1,576
		254,922
PUERTO RICO 3.5%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/17	1,600	1,735
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	1,000	1,000
Puerto Rico, GO, 5.25%, 7/1/27	1,500	1,640
Puerto Rico, GO, 5.25%, 7/1/30	1,500	1,639
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36	1,000	1,061
Puerto Rico Infrastructure Fin. Auth., Excise Taxes
5.00%, 7/1/18	1,025	1,107
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (1)	1,120	1,223
		9,405
VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (4)	250	276
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (4)	500	556
		832

Total Municipal Securities (Cost $250,667)		265,159
Total Investments in Securities
98.9% of Net Assets (Cost $250,667)		$265,159

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Insured by AMBAC Assurance Corp.
(4)	Interest subject to alternative minimum tax
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by Financial Guaranty Insurance Company
(7)	Escrowed to maturity
(8)	Insured by Radian Asset Assurance Inc.
COP	Certificate of Participation
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $250,337,000. Net unrealized gain aggregated $14,822,000 at period-end, of which $14,823,000 related to appreciated investments and $1,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.0%
MARYLAND 90.0%
Annapolis, Park Place, IDRB, 5.35%, 7/1/34	3,500	3,632
Anne Arundel County, Farmington Village, 6.25%, 6/1/25	4,026	4,216
Anne Arundel County, GO, 4.60%, 2/15/15
(Prerefunded 2/15/11) (1)	1,000	1,050
Anne Arundel County, GO, 5.125%, 7/1/29	2,000	2,167
Anne Arundel County, National Business Park Project
7.375%, 7/1/28 (Prerefunded 7/1/10) (1)	6,443	7,362
Anne Arundel County, Water & Sewer, GO, 5.00%, 3/1/16	1,255	1,379
Anne Arundel County, Water & Sewer, GO, 5.00%, 3/1/21	1,445	1,583
Baltimore City, 5.25%, 4/1/16 (2)(3)	225	226
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/14 (3)	3,635	3,826
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/16 (3)	3,825	4,024
Baltimore City, Consolidated Public Improvement, GO
5.00%, 10/15/19 (4)	230	252
Baltimore City, Consolidated Public Improvement, GO
5.40%, 10/15/12 (4)	1,000	1,078
Baltimore City, Consolidated Public Improvement, GO
7.00%, 10/15/07 (3)	500	515
Baltimore City, Consolidated Public Improvement, GO
7.00%, 10/15/08 (3)	5,190	5,512
Baltimore City, Consolidated Public Improvement, GO
7.50%, 10/15/09 (5)	2,635	2,917
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/08 (5)	1,785	1,610
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/09 (5)	2,170	1,860
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/11 (5)	3,525	2,672
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (6)	3,625	3,921
Baltimore City, Convention Center Hotel, 5.25%, 9/1/26 (6)	3,925	4,348
Baltimore City, Convention Center Hotel, 5.25%, 9/1/27 (6)	4,330	4,800
Baltimore City, Convention Center Hotel, 5.25%, 9/1/39 (6)	10,000	11,001
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	2,000	2,130
Baltimore City, Parking, 5.25%, 7/1/21 (5)	2,090	2,409
Baltimore City, Parking, 6.00%, 7/1/14 (5)	5,155	5,944
Baltimore City, Parking, 6.00%, 7/1/15 (5)	5,460	6,429
Baltimore City, Parking, 6.00%, 7/1/16 (5)	5,785	6,897
Baltimore City, Parking, 6.00%, 7/1/17 (5)	6,135	7,367
Baltimore City, Parking, 6.00%, 7/1/18 (5)	6,505	7,822
Baltimore City, Wastewater, 5.00%, 7/1/22 (4)	470	514
Baltimore City, Wastewater, 5.00%, 7/1/23 (4)	1,805	1,967
Baltimore City, Wastewater, 5.00%, 7/1/24 (4)	1,895	2,062
Baltimore City, Wastewater, 5.00%, 7/1/25 (4)	1,990	2,164
Baltimore City, Wastewater, 5.00%, 7/1/26 (4)	2,080	2,260
Baltimore City, Wastewater, 5.00%, 7/1/31 (4)	1,125	1,218
Baltimore City, Wastewater, 5.60%, 7/1/13 (3)	7,100	7,680
Baltimore City, Wastewater, 5.625%, 7/1/30
(Prerefunded 7/1/10) (1)(7)	5,000	5,353
Baltimore City, Water, 5.00%, 7/1/21 (3)	1,650	1,793
Baltimore City, Water, 5.00%, 7/1/23 (5)	1,250	1,334
Baltimore City, Water, 5.00%, 7/1/24 (5)	3,095	3,302
Baltimore City, Water, 5.00%, 7/1/30 (3)	2,670	2,874
Baltimore City, Water, 5.125%, 7/1/42 (5)	3,610	3,824
Baltimore City, Water, 5.60%, 7/1/13 (3)	12,200	13,197
Baltimore City, Water, 5.65%, 7/1/20 (3)	2,050	2,404
Baltimore City, Water, 5.80%, 7/1/15
(Prerefunded 7/1/12) (1)(5)	3,350	3,731
Baltimore City, Water, 6.00%, 7/1/15 (5)	6,250	7,079
Baltimore City, Water, 6.00%, 7/1/19
(Prerefunded 7/1/10) (1)(7)	650	704
Baltimore City, Water, 6.00%, 7/1/21
(Prerefunded 7/1/10) (1)(7)	1,650	1,787
Baltimore City Port Fac., DuPont de Nemours, PCR
6.50%, 12/1/10	1,000	1,033
Baltimore City Port Fac., DuPont de Nemours, PCR
6.50%, 10/1/11	4,550	4,712
Baltimore City Port Fac., DuPont de Nemours, PCR
6.50%, 10/1/11	6,350	6,637
Baltimore County, Catholic Health Initiatives, 5.00%, 9/1/36	7,240	7,729
Baltimore County, Consolidated Public Improvement, GO
4.20%, 9/1/24	1,460	1,470
Baltimore County, GO, 4.25%, 9/1/32	4,700	4,752
Baltimore County, Metropolitan Dist. 69th Issue, GO
4.50%, 8/1/21	1,000	1,040
Baltimore County, Pension Funding, GO, 5.125%, 8/1/12	1,000	1,035
Baltimore County, Pension Funding, GO, 5.125%, 8/1/14	4,300	4,447
Baltimore County, Pension Funding, GO, 5.125%, 8/1/15	4,195	4,338
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/11	600	623
Baltimore County Mortgage, Spring Hill Realty
VRDN (Currently 3.58%)	985	985
Carroll County, Commissioners Public Improvement, GO
5.50%, 12/1/16 (Prerefunded 12/1/09) (1)	1,130	1,204
Carroll County, Commissioners Public Improvement, GO
5.50%, 12/1/19 (Prerefunded 12/1/09) (1)	1,000	1,066
Carroll County, GO, 5.625%, 10/1/20	1,900	1,950
Damascus Gardens Dev. Corp., 7.375%, 8/15/17 (2)	2,830	3,315
Frederick, GO, 5.00%, 8/1/14 (3)	250	274
Frederick County, Public Fac., 5.00%, 12/1/12
(Prerefunded 12/1/10) (1)	2,895	3,080
Frederick County, Public Fac., 5.00%, 12/1/13
(Prerefunded 12/1/10) (1)	1,000	1,064
Frederick County, Public Fac., 5.00%, 11/1/20
(Prerefunded 11/1/12) (1)	295	320
Frederick County, Public Fac., 5.25%, 7/1/15
(Prerefunded 7/1/09) (1)	925	973
Frederick County, Public Fac., 5.75%, 7/1/19
(Prerefunded 7/1/09) (1)	6,430	6,845
Frederick County, Public Fac., GO, 5.25%, 7/1/16	2,000	2,244
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	2,900	2,987
Gaithersburg, Asbury, 5.125%, 1/1/26	2,600	2,728
Gaithersburg, Asbury, 5.125%, 1/1/36	7,000	7,288
Gaithersburg Hosp. Fac., 6.50%, 9/1/12 (2)(7)	5,000	5,470
Harford County, GO, 5.00%, 12/1/15	540	558
Harford County, GO, 5.00%, 7/15/22	2,100	2,279
Harford County, GO, 5.00%, 7/15/23	1,370	1,483
Harford County, GO, 5.00%, 7/15/24	1,750	1,891
Harford County, GO, 5.00%, 7/15/25	1,000	1,080
Harford County Economic Dev., Battelle Memorial Institute
5.25%, 4/1/34	8,125	8,698
Howard County, Consolidated Public Improvement, GO
5.00%, 8/15/17	250	272
Howard County, GO, COP, 8.15%, 2/15/20	450	628
Howard County, Patuxent Square Apartments
4.75%, 10/1/36 (8) (Tender 4/1/29)	2,500	2,559
Hyattsville, Univ. Town Center, 5.00%, 7/1/17	1,676	1,741
Hyattsville, Univ. Town Center, 5.60%, 7/1/24	1,750	1,859
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	3,550	3,792
Maryland, State & Local Fac., 5.25%, 7/15/13
(Prerefunded 7/15/08) (1)	10,000	10,371
Maryland, State & Local Fac., 5.75%, 8/1/15
(Prerefunded 8/1/10) (1)	20,590	22,352
Maryland, State & Local Fac., GO, 5.00%, 8/1/19	5,000	5,483
Maryland, State & Local Fac., GO, 5.25%, 7/15/12
(Prerefunded 7/15/08) (1)	290	301
Maryland CDA, Barrington Apartment
VRDN (Currently 3.49%) (8)	1,865	1,865
Maryland CDA, Multi-Family, 5.00%, 7/1/36 (8)	4,280	4,425
Maryland CDA, Multi-Family, 5.00%, 1/1/39 (8)	500	516
Maryland CDA, Multi-Family, 5.70%, 7/1/17 (8)	2,875	2,951
Maryland CDA, Multi-Family, 5.85%, 7/1/27 (8)	7,000	7,188
Maryland CDA, Multi-Family, 5.875%, 7/1/16	2,285	2,333
Maryland CDA, Multi-Family, 6.20%, 7/1/23 (8)	3,885	4,049
Maryland CDA, Residential, 4.85%, 9/1/26 (8)	10,000	10,264
Maryland CDA, Residential, 4.90%, 9/1/26 (8)	4,975	5,132
Maryland CDA, Residential, 4.90%, 3/1/29 (8)	5,000	5,155
Maryland CDA, Residential, 4.90%, 9/1/31 (8)	2,000	2,060
Maryland CDA, Residential, 4.90%, 9/1/36 (8)	6,900	7,059
Maryland CDA, Residential, 4.95%, 9/1/38 (8)	10,000	10,296
Maryland CDA, Residential, 5.00%, 9/1/29 (8)	4,295	4,404
Maryland CDA, Residential, 5.25%, 9/1/19 (8)	545	559
Maryland CDA, Residential, 5.50%, 9/1/22 (8)	4,325	4,490
Maryland CDA, Residential, 5.60%, 9/1/28 (8)	1,615	1,681
Maryland CDA, Residential, VRDN (Currently 3.49%) (8)	5,300	5,300
Maryland CDA, Single Family, 4.80%, 4/1/13	1,525	1,568
Maryland CDA, Single Family, 5.00%, 4/1/17	1,055	1,086
Maryland DOT, 5.00%, 5/1/16	3,500	3,818
Maryland DOT, 5.25%, 12/15/16	750	851
Maryland DOT, 5.50%, 2/1/17	75	86
Maryland Economic Dev. Corp., Associated Jewish Charities
5.67%, 7/15/29 (Prerefunded 7/15/09) (1)	16,645	17,810
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/20 (7)(8)	5,040	5,433
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/21 (7)(8)	9,540	10,273
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/22 (7)(8)	7,555	8,140
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (7)(8)	1,150	1,266
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/15 (7)(8)	5,000	5,471
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	2,000	2,031
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	1,000	1,012
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/31	5,000	5,071
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.25%, 12/1/31	2,500	2,557
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22 (Prerefunded 12/1/09) (1)	2,000	2,228
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	2,000	2,233
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (1)	3,985	4,672
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	2,250	2,362
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	9,600	9,984
Maryland Economic Dev. Corp., U.S. Pharmacopeia
VRDN (Currently 3.65%) (4)	600	600
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore
County Student Housing, 5.00%, 7/1/20 (6)	600	653
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore
County Student Housing, 5.00%, 7/1/30 (6)	3,000	3,239
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/23 (9)	3,440	3,721
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/26 (9)	1,750	1,890
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/28 (9)	5,320	5,746
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/33 (9)	2,250	2,423
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt
6.00%, 7/1/33 (10)	4,000	4,323
Maryland Economic Dev. Corp., Waste Management
4.60%, 4/1/16 (8)	2,200	2,262
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (8)	5,065	5,175
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (8)	2,600	2,657
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/15	700	763
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	4,350	4,725
Maryland HHEFA, Board of Child Care, 5.375%, 7/1/32	1,475	1,562
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/20	1,000	1,078
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/22	500	539
Maryland HHEFA, Bradford Oaks Nursing & Rehabilitation
Center, 6.375%, 1/1/19	1,500	1,531
Maryland HHEFA, Bradford Oaks Nursing & Rehabilitation
Center, 6.375%, 1/1/27	2,740	2,794
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/36	7,800	8,421
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/39	1,200	1,293
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	5,055	5,464
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/16	670	736
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/17	300	329
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/21	1,100	1,207
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	4,740	5,198
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/37	14,750	16,086
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20 (2)	2,565	2,796
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20	835	904
Maryland HHEFA, Catholic Health, 6.00%, 12/1/24 (2)	1,000	1,090
Maryland HHEFA, Civista Medical Center, 5.00%, 7/1/37 (11)	4,615	4,843
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20
(Prerefunded 4/1/09) (1)	985	1,048
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	5,800	6,495
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24	10,430	10,440
Maryland HHEFA, Doctor's Community Hosp., 5.75%, 7/1/13	3,000	3,004
Maryland HHEFA, Edenwald, 5.20%, 1/1/24	225	236
Maryland HHEFA, Edenwald, 5.40%, 1/1/31	1,250	1,327
Maryland HHEFA, Edenwald, 5.40%, 1/1/37	1,100	1,166
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	3,940	4,102
Maryland HHEFA, Frederick Memorial Hosp.
5.25%, 7/1/13 (2)(5)	1,000	1,067
Maryland HHEFA, Good Samaritan Hosp., 5.60%, 7/1/07 (2)	1,875	1,898
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)	2,480	2,723
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)(4)	1,520	1,669
Maryland HHEFA, Goucher College, 5.00%, 7/1/16	540	579
Maryland HHEFA, Goucher College, 5.125%, 7/1/34	6,200	6,536
Maryland HHEFA, Goucher College, 5.375%, 7/1/25	750	811
Maryland HHEFA, Health Pool 85A & B VRDN (Currently 3.48%)	8,100	8,100
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (2)(4)	8,050	9,079
Maryland HHEFA, Helix Health, 5.125%, 7/1/09 (2)(4)	1,000	1,040
Maryland HHEFA, Helix Health, 5.125%, 7/1/10 (2)(4)	2,485	2,619
Maryland HHEFA, Howard County General, 5.50%, 7/1/21 (2)	5,000	5,123
Maryland HHEFA, Johns Hopkins Hosp., 5.50%, 5/15/38	10,590	11,591
Maryland HHEFA, Johns Hopkins Hosp., 6.625%, 7/1/08 (2)	490	505
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	9,460	5,347
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.00%, 7/1/38 (4)	5,900	6,291
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.375%, 7/1/20 (4)	5,550	5,668
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.50%, 7/1/26 (4)	3,220	3,289
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/24	1,500	1,599
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/33	1,000	1,063
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 5/15/35	1,445	1,541
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	11,170	11,834
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/41	765	793
Maryland HHEFA, Johns Hopkins Univ., 5.125%, 7/1/20	6,660	6,932
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/15	1,500	1,566
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/16	9,615	10,036
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/17	3,100	3,238
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/39
(Prerefunded 7/1/09) (1)	19,150	20,503
Maryland HHEFA, Johns Hopkins Univ., VRDN (Currently 3.47%)	2,265	2,265
Maryland HHEFA, Kaiser Permanente, 5.375%, 7/1/15	2,365	2,473
Maryland HHEFA, Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	6,360
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/20	625	672
Maryland HHEFA, Loyola College, 5.00%, 10/1/40	8,525	9,017
Maryland HHEFA, Loyola College, 5.125%, 10/1/45	14,345	15,315
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/40	5,910	6,092
Maryland HHEFA, Maryland Institute College of Art
5.50%, 6/1/32	6,385	6,701
Maryland HHEFA, Maryland Institute College of Art
5.625%, 6/1/36	3,570	3,760
Maryland HHEFA, Medstar Health, 5.25%, 8/15/12 (7)	500	520
Maryland HHEFA, Medstar Health, 5.375%, 8/15/24	2,500	2,686
Maryland HHEFA, Mercy Medical Center, 5.625%, 7/1/31	22,185	23,339
Maryland HHEFA, Mercy Medical Center, 6.50%, 7/1/13 (7)	2,155	2,398
Maryland HHEFA, Mercy Ridge Retirement Community
5.00%, 4/1/08	3,700	3,740
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28	1,675	1,836
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35	3,660	4,001
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/26	10,000	10,674
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
5.25%, 7/1/35	10,000	10,537
Maryland HHEFA, Suburban Hosp., VRDN (Currently 3.48%)	1,700	1,700
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/35	4,200	4,403
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/40	9,195	9,620
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/12	500	524
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/36	9,885	10,400
Maryland HHEFA, Univ. of Maryland Medical, 5.25%, 7/1/34	2,055	2,141
Maryland HHEFA, Univ. of Maryland Medical, 6.00%, 7/1/22	3,000	3,298
Maryland HHEFA, Univ. of Maryland Medical, 6.00%, 7/1/32	7,960	8,737
Maryland HHEFA, Univ. of Maryland Medical, 6.50%, 7/1/26
(Prerefunded 7/1/10) (1)	1,700	1,880
Maryland HHEFA, Univ. of Maryland Medical, 6.50%, 7/1/31
(Prerefunded 7/1/10) (1)	4,420	4,888
Maryland HHEFA, Univ. of Maryland Medical, 6.625%, 7/1/20	6,165	6,843
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30
(Prerefunded 7/1/10) (1)	15,535	17,309
Maryland HHEFA, Univ. of Maryland Medical, 7.00%, 7/1/22 (5)	2,090	2,780
Maryland HHEFA, Upper Chesapeake Health
5.125%, 1/1/38 (7)	2,000	2,046
Maryland HHEFA, Upper Chesapeake Health
5.375%, 1/1/28 (7)	2,250	2,312
Maryland HHEFA, Western Maryland, 4.75%, 7/1/36 (3)	8,245	8,600
Maryland Ind. Dev. Fin. Auth., Bon Secours Health
5.929%, 8/26/22 (7)	15,000	17,464
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
5.50%, 11/1/17	1,430	1,558
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel
5.50%, 5/1/20	1,060	1,127
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel
6.00%, 5/1/35	2,000	2,163
Maryland Ind. Dev. Fin. Auth., Trinity Health Corp.
5.60%, 12/1/09	2,780	2,937
Maryland Stadium Auth., Ocean City Convention Center
5.20%, 12/15/09 (3)	500	501
Maryland Stadium Auth., Ocean City Convention Center
5.875%, 12/15/11 (4)	2,025	2,027
Maryland Transportation Auth., 5.00%, 7/1/28 (7)	2,395	2,560
Maryland Transportation Auth., 5.00%, 7/1/29 (7)	1,735	1,855
Maryland Transportation Auth., 6.80%, 7/1/16 (2)	18,630	21,470
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/11 (4)(8)	6,475	6,879
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/13 (4)(8)	7,180	7,751
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/14 (4)(8)	6,375	6,872
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/20 (4)	4,500	4,876
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/21 (4)	4,735	5,114
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/27 (4)(8)	10,000	10,667
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.50%, 3/1/16 (4)(8)	8,540	9,286
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.50%, 3/1/19 (4)(8)	8,170	8,840
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/07 (5)	8,500	8,328
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/08 (5)	2,000	1,892
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/09 (5)	10,410	9,509
Maryland Water Quality Fin. Admin., Zero Coupon, 9/1/07	1,125	1,096
Montgomery County, 5.00%, 2/1/19 (Prerefunded 2/1/11) (1)	5,000	5,330
Montgomery County, Consolidated Public Improvement
5.00%, 2/1/18 (Prerefunded 2/1/12) (1)	1,000	1,078
Montgomery County, Consolidated Public Improvement
5.375%, 5/1/16 (Prerefunded 5/1/07) (1)	4,000	4,110
Montgomery County, Consolidated Public Improvement
5.50%, 1/1/14 (Prerefunded 1/1/10) (1)	5,795	6,183
Montgomery County, Consolidated Public Improvement
6.00%, 1/1/20 (Prerefunded 1/1/10) (1)	6,500	7,030
Montgomery County, Consolidated Public Improvement, GO
5.00%, 7/1/18	7,095	7,798
Montgomery County, GO, 5.25%, 10/1/19	5,710	6,159
Montgomery County Economic Dev., Trinity Health Corp.
5.25%, 12/1/31	2,275	2,398
Montgomery County Economic Dev., Trinity Health Corp.
5.50%, 12/1/16	3,450	3,715
Montgomery County Housing Commision, Multi-Family
6.10%, 7/1/30	4,620	4,876
Montgomery County Housing Commision, Single Family
4.70%, 7/1/37 (8)	3,625	3,668
Montgomery County Housing Commision, Single Family
5.00%, 7/1/36 (8)	3,650	3,760
Montgomery County Revenue Auth., College Arts Center
5.00%, 5/1/28	1,000	1,069
Morgan State Univ., Academics & Fac., 6.05%, 7/1/15 (3)	1,100	1,249
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/15 (4)(8)	5,000	5,438
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/16 (4)(8)	16,000	17,366
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/07 (8)	1,050	1,060
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/08 (8)	10,000	10,270
Northeast Maryland Waste Disposal Auth., Waste Management
IDRB, 4.75%, 1/1/12 (8)	1,620	1,647
Northeast Maryland Waste Disposal Auth., Waste Management
IDRB, 5.00%, 1/1/12 (8)	6,545	6,701
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/16	150	160
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	1,850	1,981
Prince Georges County, GO, 5.25%, 12/1/18 (5)	790	856
Prince Georges County, GO, 5.25%, 12/1/19 (5)	2,720	2,948
Prince Georges County, National Harbor, 5.20%, 7/1/34	4,000	4,116
Prince Georges County, Potomac Electric Power, PCR
5.75%, 3/15/10	8,175	8,717
Prince Georges County Hosp., Dimensions Health
5.375%, 7/1/14	2,685	2,479
Prince Georges County Housing Auth., Single Family
6.15%, 8/1/19 (8)	15	16
Prince Georges County Housing Auth., Single Family
6.20%, 2/1/32 (8)	20	21
Queen Annes County, Public Fac., GO, 5.00%, 11/15/19 (3)	1,220	1,334
Queen Annes County, School & Public Fac., GO
5.25%, 1/15/15 (5)	2,040	2,162
Saint Mary's County, GO, 5.50%, 10/1/13
(Prerefunded 10/1/09) (1)	1,680	1,786
Saint Mary's County, GO, 6.00%, 10/1/15
(Prerefunded 10/1/09) (1)	1,875	2,018
Saint Mary's County, GO, 6.00%, 10/1/16
(Prerefunded 10/1/09) (1)	1,980	2,131
Saint Mary's County, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	1,095	1,178
Saint Mary's County, GO, 6.00%, 10/1/18
(Prerefunded 10/1/09) (1)	2,115	2,276
Saint Mary's County, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	2,345	2,524
Saint Mary's County, St. Mary's Hosp., GO, 5.00%, 10/1/19	1,055	1,136
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/18	730	796
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19	3,080	3,243
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19	5,110	5,563
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/20	5,330	5,612
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/21	5,000	5,264
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/23	2,110	2,303
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/24	5,485	5,978
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/25	5,550	6,045
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/26	6,135	6,676
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.125%, 4/1/21	3,850	4,117
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/12
(Prerefunded 4/1/10) (1)	3,005	3,168
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/13
(Prerefunded 4/1/10) (1)	4,770	5,029
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.375%, 10/1/16
(Prerefunded 4/1/10) (1)	3,960	4,190
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.75%, 10/1/20
(Prerefunded 4/1/10) (1)(12)	6,555	7,013
Washington Suburban Sanitary Dist., Sewer Disposal, GO
4.70%, 6/1/18	1,000	1,048
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/21	5,630	6,147
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/25	520	565
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	4,000	4,334
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/14	2,700	2,959
Worcester County, Consolidated Public Improvement, GO
5.40%, 8/1/10	370	374
		1,295,544
PUERTO RICO 8.4%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (1)	2,500	2,712
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,000	1,024
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	2,500	2,658
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	3,500	3,500
Puerto Rico, GO, 5.50%, 7/1/14 (5)	4,000	4,518
Puerto Rico, Public Improvement, GO, 5.00%, 7/1/35	5,425	5,756
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/27	4,250	4,645
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	2,750	3,005
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/32	3,600	3,928
Puerto Rico, Public Improvement, GO, 6.25%, 7/1/12 (3)	1,750	1,993
Puerto Rico Convention Center Dist. Auth., Convention Center
Hotel, 5.00%, 7/1/31 (4)	4,000	4,339
Puerto Rico Electric Power Auth., 5.00%, 7/1/21 (5)	5,000	5,444
Puerto Rico Electric Power Auth., 5.00%, 7/1/22 (5)	13,815	15,019
Puerto Rico Electric Power Auth., 5.00%, 7/1/24 (3)	12,360	13,390
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (6)	2,010	2,167
Puerto Rico Electric Power Auth., 5.125%, 7/1/29	4,000	4,239
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/19 (5)	1,615	1,749
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (7)	5,000	5,700
Puerto Rico Highway & Transportation Auth., 5.875%, 7/1/21
(Prerefunded 7/1/10) (1)(3)	3,020	3,290
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	4,235	4,515
Puerto Rico Infrastructure Fin. Auth., 5.375%, 10/1/24 (2)	5,000	5,379
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (2)	1,000	1,081
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (2)	12,240	13,232
Puerto Rico Infrastructure Fin. Auth., Excise Taxes
Zero Coupon, 7/1/31 (5)	4,800	1,694
Puerto Rico Municipal Fin. Agency, GO, 6.00%, 7/1/12 (7)	5,000	5,618
		120,595
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	5,000	5,414
		5,414
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (8)	2,000	2,206
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (8)	1,000	1,112
		3,318

Total Municipal Securities (Cost $1,348,013)		1,424,871

Total Investments in Securities
99.0% of Net Assets (Cost $1,348,013)		$1,424,871

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Escrowed to maturity
(3)	Insured by MBIA Insurance Corp.
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Interest subject to alternative minimum tax
(9)	Insured by CIFG Assurance
(10)	Insured by ACA Financial Guaranty Corp.
(11)	Insured by Radian Asset Assurance Inc.
(12)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 75 U.S. Treasury ten year contracts,
$100 par of 5.75% Univ. of Maryland
bonds pledged as initial margin	3/07	$(8,189)	$(19)
Net payments (receipts) of variation
margin to date			(11)
Variation margin receivable (payable)
on open futures contracts			$(30)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $1,346,466,000. Net unrealized gain aggregated $78,386,000 at period-end, of which $78,535,000 related to appreciated investments and $149,000 related to depreciated investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.6%
VIRGINIA 87.0%
Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16	1,500	1,556
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/17	2,430	2,603
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/35	1,000	1,047
Alexandria, Consolidated Public Improvement, 5.50%, 6/15/19
(Prerefunded 6/15/10) (1)	2,230	2,397
Alexandria, Consolidated Public Improvement, 5.75%, 6/15/20
(Prerefunded 6/15/10) (1)	2,980	3,228
Alexandria, Consolidated Public Improvement, GO
4.50%, 6/15/13	150	158
Alexandria, GO, 5.00%, 6/15/22	1,915	2,105
Alexandria, GO, 5.00%, 6/15/23	2,915	3,200
Alexandria IDA, Episcopal High School, 5.00%, 1/1/29	3,690	3,932
Alexandria IDA, Episcopal High School, 5.00%, 1/1/33	4,600	4,864
Alexandria IDA, Episcopal High School, 5.875%, 1/1/23
(Prerefunded 1/1/09) (1)	1,250	1,320
Alexandria IDA, Episcopal High School, 6.00%, 1/1/17
(Prerefunded 1/1/09) (1)	1,060	1,122
Amelia County IDA, Waste Management, 4.05%, 4/1/27
(Tender 4/1/08) (2)	2,000	1,996
Arlington County, GO, 5.00%, 5/15/25	3,355	3,641
Arlington County, Public Improvement, 5.00%, 2/1/21
(Prerefunded 2/1/12) (1)	1,415	1,512
Arlington County IDA, The Nature Conservancy, 5.40%, 7/1/17
(Prerefunded 7/1/07) (1)	1,815	1,870
Arlington County IDA, The Nature Conservancy, 5.45%, 7/1/27
(Prerefunded 7/1/07) (1)	2,610	2,690
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/15
(Prerefunded 7/1/11) (1)	1,465	1,594
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/16
(Prerefunded 7/1/11) (1)	4,555	4,956
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/17
(Prerefunded 7/1/11) (1)	820	892
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/18
(Prerefunded 7/1/11) (1)	1,000	1,088
Arlington County IDA, Waste Management, 5.25%, 1/1/10 (2)(3)	1,655	1,709
Bedford County Econ. Dev. Auth., Public Fac., 5.25%, 5/1/31 (4)	2,500	2,764
Bedford County IDA, Georgia-Pacific, 5.60%, 12/1/25 (2)	1,715	1,734
Bristol, Utility, 5.25%, 7/15/26 (4)	5,325	5,764
Bristol, Utility, 5.75%, 7/15/13 (3)(5)	1,045	1,178
Capital Region Airport Commission, VRDN (Currently 3.53%) (2)	3,000	3,000
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (2)	3,350	3,400
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (2)	750	822
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (4)	2,400	2,897
Chesapeake Toll Road, 5.625%, 7/15/19	1,250	1,315
Chesapeake Toll Road, 5.625%, 7/15/32	1,500	1,566
Chesterfield County IDA, Electric & Power, 5.875%, 6/1/17	1,500	1,625
Chesterfield County IDA, Electric & Power, 5.875%, 6/1/17	500	544
Dinwiddie County IDA, Leasing, 5.00%, 2/15/24 (4)	1,750	1,862
Fairfax City, GO, 5.00%, 1/15/30	2,000	2,152
Fairfax County, COP, 6.10%, 4/15/32	3,055	3,450
Fairfax County, GO, 5.00%, 6/1/17	880	950
Fairfax County Economic Dev. Auth., National Wildlife
Federation, 5.25%, 9/1/17 (4)	2,000	2,101
Fairfax County Economic Dev. Auth., Route 28 Transportation
5.00%, 4/1/33 (4)	2,000	2,131
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/19 (Prerefunded 9/1/09) (1)	1,975	2,140
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/20 (Prerefunded 9/1/09) (1)	2,090	2,264
Fairfax County Water Auth., 5.00%, 4/1/30	8,000	8,609
Fairfax County Water Auth., 5.80%, 1/1/16 (5)	5,925	6,449
Fairfax County Water Auth., 6.00%, 4/1/15
(Prerefunded 4/1/10) (1)	1,140	1,239
Fairfax County Water Auth., 6.00%, 4/1/22	8,725	8,966
Fredericksburg IDA, Medicorp Health, 5.00%, 8/15/07	1,730	1,745
Fredericksburg IDA, Medicorp Health, 5.00%, 8/15/09	1,000	1,030
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/16 (6)	3,350	3,442
Front Royal & Warren County IDA, 5.00%, 4/1/35 (3)	6,400	6,807
Giles County IDA, PCR, Celanese Americas / Hoechst Celanese
5.95%, 12/1/25 (2)	1,610	1,619
Giles County IDA, PCR, Celanese Americas / Hoechst Celanese
6.625%, 12/1/22 (2)	1,485	1,490
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	4,585	5,011
Halifax County IDA, Old Dominion Electric Cooperative
5.625%, 6/1/28 (2)(6)	2,955	3,270
Halifax County IDA, Regional Long-Term Care, 5.625%, 7/1/12	1,585	1,585
Hampton IDA, Sentara Healthcare, 5.375%, 11/1/15	5,300	5,425
Hanover County IDA, Bon Secours Health, 6.375%, 8/15/18 (4)	1,000	1,185
Hanover County IDA, Bon Secours Health, 6.50%, 8/15/10 (4)	1,300	1,425
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	4,300	4,609
Henrico County Economic Dev. Auth., Henrico Jail
6.125%, 11/1/19	2,000	2,172
Henrico County Economic Dev. Auth., Virginia United Methodist
Homes, 6.70%, 6/1/27	2,000	2,145
Henrico County IDA, Bon Secours Health, 6.00%, 8/15/16 (4)	865	992
Henrico County IDA, Bon Secours Health, 6.25%, 8/15/20 (4)	1,750	2,171
Henrico County Water & Sewer, 5.00%, 5/1/36	5,000	5,397
Henry County IDA, Virginia Memorial Hosp., 6.00%, 1/1/27
(Prerefunded 1/1/07) (1)	3,250	3,289
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	2,000	2,047
Isle of Wight, GO, 5.00%, 7/1/23 (6)	1,670	1,792
Isle of Wight IDA, IDRB, Int'l. Paper, 6.10%, 5/1/27 (2)	2,000	2,052
James City & County, GO, 5.00%, 12/15/27	4,705	5,085
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,120
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,295	2,332
Loudoun County, 5.25%, 1/1/18 (Prerefunded 1/1/10) (1)	2,525	2,676
Loudoun County, 5.25%, 5/1/21 (Prerefunded 5/1/12) (1)	1,755	1,903
Loudoun County, Public Improvement, 5.75%, 12/1/18
(Prerefunded 12/1/09) (1)	1,685	1,808
Loudoun County, Public Improvement, GO, 5.25%, 1/1/19
(Prerefunded 1/1/10) (1)	1,650	1,749
Loudoun County, Public Improvement, GO, 5.25%, 1/1/20
(Prerefunded 1/1/10) (1)	2,650	2,808
Loudoun County, Public Improvement, GO, 5.375%, 1/1/14
(Prerefunded 1/1/10) (1)	1,650	1,755
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,750	2,949
Loudoun County IDA, Howard Hughes Medical Institute
VRDN (Currently 3.63%)	5,200	5,200
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12) (1)	1,250	1,414
Loudoun County Sanitation Auth., Water & Sewer
5.00%, 1/1/29	1,430	1,533
New Port Community Dev. Auth., Special Assessment
5.60%, 9/1/36	1,000	1,039
Newport News, GO, 5.00%, 8/15/21	1,000	1,064
Newport News Economic Dev. Auth., GO, 5.25%, 1/15/21	1,335	1,486
Norfolk Airport Auth., 5.375%, 7/1/16 (7)	1,675	1,784
Norfolk Airport Auth., 5.375%, 7/1/16 (2)(7)	1,650	1,749
Norfolk Airport Auth., 5.375%, 7/1/17 (2)(7)	1,600	1,691
Norfolk Economic Dev. Auth., BBL ODU, 5.625%, 11/1/15 (2)	450	450
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (2)	1,000	1,001
Norfolk Parking, 5.00%, 2/1/25 (4)	6,285	6,751
Northwestern Regional Jail Auth., 5.00%, 7/1/25 (4)	1,500	1,610
Orange County IDA, Public Fac., 5.00%, 2/1/25 (6)	1,750	1,857
Peninsula Airport Commission, Newport News, GO
5.25%, 7/15/12 (2)	1,200	1,287
Peninsula Airport Commission, Newport News, GO
5.375%, 7/15/15 (2)	1,080	1,163
Peninsula Airport Commission, Newport News, GO
5.50%, 7/15/21 (2)	1,385	1,491
Peninsula Ports Auth., Baptist Homes, 5.25%, 12/1/21	1,000	1,035
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,000	1,036
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	1,000	1,032
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (1)	750	789
Pocahontas Parkway Assoc., Zero Coupon, 8/15/09
(Prerefunded 8/15/08) (1)	1,000	907
Pocahontas Parkway Assoc., Zero Coupon, 8/15/11
(Prerefunded 8/15/08) (1)	1,700	1,376
Pocahontas Parkway Assoc., Zero Coupon, 8/15/18
(Prerefunded 8/15/08) (1)	1,550	819
Portsmouth, GO, 5.00%, 4/1/26 (4)	3,535	3,817
Portsmouth, GO, 5.00%, 4/1/27 (4)	3,460	3,734
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25 (6)	1,525	1,644
Prince William County, 5.25%, 12/1/16	500	539
Prince William County IDA, Potomac Hosp., 5.20%, 10/1/30	1,545	1,665
Prince William County IDA, Potomac Hosp., 5.50%, 10/1/20	1,120	1,228
Prince William County Park Auth., Park Improvement
5.875%, 10/15/19	4,135	4,379
Prince William County Service Auth., Water & Sewer
5.00%, 7/1/21	3,110	3,370
Richmond, GO, 5.50%, 1/15/16 (3)	5,000	5,404
Richmond, GO, 5.50%, 1/15/18 (3)	1,000	1,078
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	5,610	6,497
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	3,000	3,474
Richmond Public Utilities, 5.00%, 1/15/27 (3)	2,000	2,148
Richmond Public Utilities, 5.00%, 1/15/35 (3)	4,000	4,281
Roanoke, Public Improvement, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	500	543
Roanoke, Public Improvement, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	4,810	5,220
Roanoke IDA, Carilion Health, 5.50%, 7/1/20 (4)	2,000	2,159
Roanoke IDA, Carilion Health, 5.50%, 7/1/21 (4)	1,670	1,804
Roanoke IDA, Carilion Health, 5.75%, 7/1/13 (4)	2,375	2,620
Roanoke IDA, Carilion Health, 6.125%, 7/1/17 (4)(5)	7,205	8,490
Southhampton County IDA, Public Fac., 5.00%, 4/1/25 (8)	4,000	4,283
Spotsylvania County, Public Improvement, GO
5.00%, 1/15/27 (3)	5,135	5,573
Spotsylvania County, Water & Sewer, 5.00%, 6/1/24 (3)	2,575	2,778
Spotsylvania County, Water & Sewer, 5.00%, 6/1/35 (3)	5,000	5,321
Spotsylvania County IDA, School Fac., 5.00%, 8/1/28 (6)	2,500	2,657
Staunton, GO, 6.25%, 2/1/25 (6)	1,000	1,163
Tobacco Settlement Fin. Corp., Tobacco Industry
5.625%, 6/1/37	1,000	1,070
Univ. of Virginia, 5.00%, 6/1/27 (9)	4,500	4,787
Univ. of Virginia, 5.00%, 6/1/33	1,700	1,808
Univ. of Virginia, 5.00%, 6/1/37	3,000	3,232
Univ. of Virginia, 5.25%, 6/1/13	3,880	4,075
Upper Occoquan Sewage Auth., 5.00%, 7/1/24 (3)	3,000	3,239
Virginia, GO, 5.00%, 6/1/14 (Prerefunded 6/1/11) (1)	1,000	1,061
Virginia Beach, Water & Sewer, 5.00%, 10/1/21	1,910	2,038
Virginia Beach, Water & Sewer, 5.00%, 10/1/30	3,980	4,283
Virginia Beach Dev. Auth., Sentara Health, 5.25%, 11/1/14	500	518
Virginia Beach Dev. Auth., Sentara Health, 6.00%, 2/15/10 (6)	2,000	2,141
Virginia Beach Dev. Auth., Westminster-Canterbury of
Hampton Roads, 7.25%, 11/1/32 (Prerefunded 11/1/09) (1)	1,500	1,679
Virginia College Building Auth., 21st Century College
5.00%, 2/1/25	4,090	4,399
Virginia College Building Auth., 21st Century College
VRDN (Currently 3.75%)	1,400	1,400
Virginia College Building Auth., 21st Century College &
Equipment, 5.50%, 2/1/13	1,000	1,091
Virginia College Building Auth., Public Higher Ed. Fin.
5.00%, 9/1/24	3,290	3,556
Virginia College Building Auth., Public Higher Ed. Fin.
5.50%, 9/1/15 (Prerefunded 9/1/10) (1)	1,055	1,128
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/09	1,210	1,247
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/10	750	783
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/14	600	654
Virginia College Building Auth., Washington & Lee Univ.
5.75%, 1/1/34	5,000	6,508
Virginia HDA, Multi-Family, 4.75%, 11/1/38 (2)	5,225	5,282
Virginia HDA, Multi-Family, 5.05%, 10/1/10 (2)	400	415
Virginia HDA, Multi-Family, 5.45%, 2/1/12 (2)	1,150	1,189
Virginia HDA, Multi-Family, 5.50%, 2/1/13 (2)	1,175	1,215
Virginia HDA, Multi-Family, 5.50%, 5/1/13 (2)	1,000	1,032
Virginia HDA, Multi-Family, 5.60%, 11/1/18	5,160	5,337
Virginia HDA, Multi-Family, 5.60%, 3/1/25 (2)(4)	4,245	4,417
Virginia HDA, Multi-Family, 5.75%, 4/1/15	980	1,029
Virginia HDA, Single Family, 4.30%, 7/1/08 (4)	2,735	2,758
Virginia HDA, Single Family, 4.75%, 7/1/22 (2)	1,125	1,148
Virginia HDA, Single Family, 4.80%, 7/1/23 (2)	5,000	5,087
Virginia HDA, Single Family, 4.80%, 7/1/29 (2)	5,000	5,101
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/22 (6)	2,205	2,413
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/23 (6)	2,320	2,535
Virginia Port Auth., 5.25%, 7/1/18 (2)(4)	1,665	1,801
Virginia Port Auth., 5.00%, 7/1/20 (2)	1,960	2,066
Virginia Port Auth., Port Fac., 4.75%, 7/1/31 (2)(7)	3,950	4,033
Virginia Port Auth., Resolution, 5.00%, 7/1/19 (2)	4,415	4,660
Virginia Public School Auth., 5.00%, 8/1/17
(Prerefunded 8/1/09) (1)(4)	1,000	1,047
Virginia Public School Auth., GO, 4.25%, 8/1/09	680	693
Virginia Resources Auth., Clean Water, 5.00%, 10/1/23	1,250	1,346
Virginia Resources Auth., Clean Water, 5.625%, 10/1/22
(Prerefunded 10/1/10) (1)	1,450	1,559
Virginia Resources Auth., Hopewell Wastewater
5.75%, 10/1/21 (2)	1,335	1,437
Virginia Transportation Board, 5.00%, 5/15/24	1,030	1,119
Virginia Transportation Board, 5.00%, 5/15/25	3,740	4,060
Virginia Transportation Board, 5.70%, 5/15/19
(Prerefunded 5/15/09) (1)	1,000	1,061
Virginia Transportation Board, Oak Grove Connector
5.25%, 5/15/22 (Prerefunded 5/15/07) (1)	1,485	1,511
Virginia Transportation Board, Route 58 Corridor
5.25%, 5/15/16 (Prerefunded 5/15/09) (1)	5,000	5,251
Winchester IDA, Winchester Medical Center, 5.50%, 1/1/10 (6)	1,500	1,502
York County, Sewer, 5.00%, 6/1/29 (6)	1,100	1,190
York County, Sewer, 5.875%, 6/1/24 (Prerefunded 6/1/09) (1)	1,000	1,066
York County IDA, Electric & Power, 5.50%, 7/1/09	1,500	1,517
		456,294
PUERTO RICO 7.7%
Gov't Dev. Bank of Puerto Rico, GO, TECP, 3.93%, 1/25/07	1,000	1,000
Gov't Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	1,500	1,500
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,500	1,536
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	1,500	1,595
Puerto Rico, Public Improvement, GO, 5.00%, 7/1/35	2,500	2,653
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	1,000	1,093
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/32	6,000	6,547
Puerto Rico Convention Center Dist. Auth., 5.00%, 7/1/31 (6)	3,000	3,254
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (8)	1,690	1,813
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (4)	2,500	2,909
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/33 (4)	3,000	3,181
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (3)	2,000	2,280
Puerto Rico Highway & Transportation Auth., 6.00%, 7/1/31
(Prerefunded 7/1/10) (1)	1,000	1,091
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14 (5)	1,390	1,633
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14	110	127
Puerto Rico Highway & Transportation Auth., 6.50%, 7/1/27
(Prerefunded 7/1/10) (1)	2,470	2,733
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (5)	5,000	5,405
		40,350
DISTRICT OF COLUMBIA 4.3%
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/34 (2)(3)	5,760	6,100
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/35 (2)(4)	1,900	2,024
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (2)(7)	2,500	2,658
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (7)	1,565	1,703
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (2)(4)	4,230	4,559
Metropolitan Washington D.C. Airports Auth.
5.75%, 10/1/19 (2)(7)	5,040	5,517
		22,561
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.50%, 7/1/16	1,000	1,073
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,104
		2,177
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (2)	1,000	1,112
		1,112
Total Municipal Securities (Cost $498,000)		522,494
Total Investments in Securities
99.6% of Net Assets (Cost $498,000)		$522,494

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by MBIA Insurance Corp.
(5)	Escrowed to maturity
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by Financial Guaranty Insurance Company
(8)	Insured by CIFG Assurance
(9)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
COP	Certificate of Participation
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 50 U.S. Treasury ten year
contracts, $100 par of 5.00% Univ. of
Virginia bonds pledged as initial margin	3/07	$(5,459)	$(13)

Net payments (receipts) of variation
margin to date			(7)
Variation margin receivable (payable)
on open futures contracts			$(20)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $497,650,000. Net unrealized gain aggregated $24,831,000 at period-end, of which $24,870,000 related to appreciated investments and $39,000 related to depreciated investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.0%
NEW JERSEY 86.7%
Bayonne Redev. Agency, Royal Caribbean Cruises
5.375%, 11/1/35 (1)	2,000	2,109
Bergen County Improvement Auth., Saddlebrook
GO, 5.00%, 9/1/29	1,490	1,613
Bordentown Sewage Auth., 5.50%, 12/1/25 (2)	1,300	1,388
Burlington County Bridge Commission, GO, 5.25%, 8/15/19	825	886
Cape May, PCR, Atlantic City Electric, 6.80%, 3/1/21 (3)	1,520	2,002
City of Bayonne, GO, BAN, 5.00%, 10/26/07	1,500	1,512
Egg Harbor Township School Dist., 5.00%, 7/15/16
(Prerefunded 7/15/11) (2)(4)	1,000	1,071
Essex County, Corrections Fac., GO, 5.75%, 10/1/30
(Prerefunded 10/1/10) (2)(4)	1,500	1,620
Essex County Improvement Auth., GO, 5.125%, 10/1/19 (3)	1,500	1,633
Gloucester County Improvement Auth., IDRB, Solid Waste
Management, 6.85%, 12/1/29 (Tender 12/1/09)	1,100	1,181
Highland Park Board of Ed., GO, 5.00%, 2/15/25 (5)	1,725	1,891
Hopewell Valley Regional School Dist., GO, 5.00%, 8/15/15 (2)	2,000	2,093
Hudson County Improvement Auth., GO, 5.00%, 4/1/25 (6)	2,000	2,140
Hudson County Improvement Auth., Union City, GO
5.20%, 7/15/24 (2)	2,000	2,085
Mercer County Improvement Auth., School Dist., GO
5.25%, 1/15/23 (2)	1,460	1,575
Mercer County Improvement Auth., Solid Waste, GO
5.75%, 9/15/16	2,000	2,071
Middlesex County Improvement Auth., Golf Course, GO
5.25%, 6/1/20	1,310	1,435
Middlesex County Improvement Auth., GO 5.25%, 9/15/20	1,500	1,637
Middlesex County Improvement Auth., North Brunswick
Township, 5.00%, 10/1/12 (2)	1,130	1,216
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/18	250	262
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/35	1,305	1,356
Middlesex County Utilities Auth., 8.634%, 8/15/10 (3)(7)	410	431
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	500	544
Morris County, 5.25%, 11/15/20 (Prerefunded 11/15/09) (4)	725	761
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27 (8)	1,000	1,058
New Brunswick Parking Auth., 5.00%, 9/1/34 (3)	1,000	1,057
New Jersey, GO, 5.50%, 5/1/17 (Prerefunded 5/1/10) (4)	1,000	1,064
New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09) (4)	3,000	3,137
New Jersey Economic Dev. Auth., American Water
6.875%, 11/1/34 (1)(2)	1,000	1,003
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/34	2,000	2,172
New Jersey Economic Dev. Auth., Ed. Testing Service
4.75%, 5/15/25 (3)	1,950	1,979
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	375	384
New Jersey Economic Dev. Auth., Harrogate, 5.50%, 12/1/06	400	400
New Jersey Economic Dev. Auth., Harrogate, 5.65%, 12/1/08	400	408
New Jersey Economic Dev. Auth., Harrogate, 5.75%, 12/1/16	500	516
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	1,000	1,032
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	250	278
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
Zero Coupon, 4/1/10 (9)	1,025	910
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	500	509
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	850	865
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/21 (3)	2,285	2,457
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/24	1,500	1,591
New Jersey Economic Dev. Auth., Lions Gate, 5.75%, 1/1/25	710	739
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	230	241
New Jersey Economic Dev. Auth., Masonic Charity Foundation
5.50%, 6/1/31	1,000	1,074
New Jersey Economic Dev. Auth., Masonic Charity Foundation
6.00%, 6/1/25	1,000	1,105
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/26 (3)	1,000	1,176
New Jersey Economic Dev. Auth., Presbyterian Homes at
Montgomery, 6.375%, 11/1/31	800	852
New Jersey Economic Dev. Auth., School Fac. Construction
5.00%, 9/1/36	3,000	3,223
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	4,500	4,839
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/17	1,445	1,595
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/36	1,500	1,536
New Jersey Economic Dev. Auth., Seashore Gardens
5.00%, 11/1/16	700	702
New Jersey Economic Dev. Auth., Seashore Gardens
5.30%, 11/1/26	650	658
New Jersey Economic Dev. Auth., Seashore Gardens
5.375%, 11/1/36	1,000	1,012
New Jersey Economic Dev. Auth., St. Barnabas Health Care
System, Zero Coupon, 7/1/16 (3)	3,500	2,414
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	1,055	1,075
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/22	985	1,003
New Jersey Economic Dev. Auth., The Seeing Eye
5.00%, 12/1/24 (6)	3,340	3,589
New Jersey Economic Dev. Auth., The Seeing Eye
6.20%, 12/1/24 (Prerefunded 12/1/09) (4)	1,000	1,090
New Jersey Economic Dev. Auth., Winchester Gardens at Ward
Homestead, 5.80%, 11/1/31	660	725
New Jersey Economic Dev. Auth., IDRB, Continental Airlines
6.25%, 9/15/19 (1)	1,000	1,036
New Jersey EFA, 5.00%, 9/1/19 (Prerefunded 9/1/10) (4)(5)	1,000	1,052
New Jersey EFA, 5.375%, 7/1/17 (2)	1,330	1,444
New Jersey EFA, Georgian Court College, 6.50%, 7/1/33	500	565
New Jersey EFA, Monmouth Univ., 5.25%, 7/1/09	480	493
New Jersey EFA, Monmouth Univ., 5.60%, 7/1/12	450	463
New Jersey EFA, Princeton Univ., 5.00%, 7/1/30	1,000	1,082
New Jersey EFA, Public Library Grant, 5.00%, 9/1/22 (6)	1,000	1,058
New Jersey EFA, Ramapo College, 5.00%, 7/1/25 (6)	600	637
New Jersey EFA, Rider Univ., 5.50%, 7/1/23 (8)	1,000	1,102
New Jersey EFA, Rowan Univ., 5.00%, 7/1/26 (3)	1,000	1,082
New Jersey EFA, Rowan Univ., 5.125%, 7/1/30 (2)	1,000	1,068
New Jersey EFA, Rowan Univ., 5.25%, 7/1/22 (2)	1,175	1,277
New Jersey EFA, Stevens Institute of Technology, 5.00%, 7/1/12	250	256
New Jersey EFA, Stevens Institute of Technology
5.375%, 7/1/11	585	603
New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/20	1,500	1,605
New Jersey HFFA, Atlantic City Medical Center, 5.75%, 7/1/25	2,000	2,163
New Jersey HFFA, Greystone Park Psychiatric Hosp.
5.00%, 9/15/25 (6)	1,500	1,612
New Jersey HFFA, Hackensack Univ. Medical Center
6.00%, 1/1/34	1,750	1,868
New Jersey HFFA, Hunterdon Medical Center, 5.125%, 7/1/35	250	265
New Jersey HFFA, Kennedy Health, 5.50%, 7/1/21	1,000	1,064
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	750	797
New Jersey HFFA, Robert Wood Johnson Univ. Hosp.
5.75%, 7/1/25	1,500	1,606
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00%, 7/1/25 (8)	3,485	3,702
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/33	2,000	2,105
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21	2,250	2,496
New Jersey HFFA, St. Peters Univ. Hosp., 6.875%, 7/1/30	1,000	1,100
New Jersey HFFA, Trinitas Hosp., 6.00%, 7/1/14	750	774
New Jersey HFFA, Trinitas Hosp., 6.00%, 7/1/20	570	587
New Jersey Higher Ed. Student Assistance Auth.
Student Loan,5.80%, 6/1/16 (1)(3)	550	551
New Jersey Higher Ed. Student Assistance Auth.
Student Loan, 6.00%, 6/1/15 (1)(3)	1,085	1,104
New Jersey Highway Auth., Garden State Parkway, 5.75%,
1/1/13 (Prerefunded 1/1/10) (4)	2,000	2,149
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.50%, 5/1/22 (1)(5)	430	450
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (5)	1,000	1,022
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.70%, 5/1/20 (5)	455	479
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
6.25%, 11/1/26 (5)	715	752
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
VRDN (Currently 3.48%) (1)(5)	1,975	1,975
New Jersey Transit Corp., Capital Grant Anticipation,
5.50%, 2/1/08 (6)(10)	3,000	3,067
New Jersey Transportation Trust Fund Auth., 5.125%, 6/15/15
(Prerefunded 6/15/09) (4)	1,635	1,700
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/11 (3)	2,000	2,153
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/19
(Prerefunded 12/15/11) (3)(4)	1,250	1,392
New Jersey Transportation Trust Fund Auth.
Capital Appreciation, Zero Coupon, 12/15/29 (5)	6,000	2,282
New Jersey Turnpike Auth., 5.00%, 1/1/21 (5)	2,000	2,154
New Jersey Turnpike Auth., 5.00%, 1/1/25 (5)	2,500	2,680
New Jersey Turnpike Auth., 5.00%, 1/1/27 (2)	700	744
New Jersey Turnpike Auth., 5.00%, 1/1/35 (5)	2,000	2,138
New Jersey Turnpike Auth., 5.50%, 1/1/25
(Prerefunded 1/1/10) (3)(4)	1,025	1,084
North Hudson Sewage Auth., 5.25%, 8/1/18 (2)	2,000	2,158
North Hudson Sewage Auth., Zero Coupon, 8/1/20 (3)	2,350	1,349
Ocean County, General Improvement, GO, 5.125%, 9/1/18
(Prerefunded 9/1/10) (4)	1,590	1,694
Ocean County, GO, 5.35%, 12/1/17 (Prerefunded 12/1/09) (4)	1,695	1,800
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	3,000	3,237
Port Auth. of New York & New Jersey, 5.00%, 7/15/26 (1)(5)	1,905	2,026
Port Auth. of New York & New Jersey, 5.125%, 1/15/36 (1)	1,000	1,024
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (1)(2)	1,000	1,012
Salem County Pollution Control Fin. Auth., PCR, PSEG Power
5.75%, 4/1/31 (1)	1,700	1,826
South Jersey Transportation Auth., Raytheon Air
6.15%, 1/1/22 (Prerefunded 1/1/07) (1)(4)	660	674
Tobacco Settlement Fin. Corp., Tobacco Industry
5.75%, 6/1/32	245	261
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39	450	517
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41	150	175
Univ. of Medicine & Dentistry, 5.00%, 12/1/31 (6)	1,000	1,059
Univ. of Medicine & Dentistry, COP, 5.00%, 6/15/36 (3)	2,000	2,128
Wanaque Valley Regional Sewage Auth., GO, 5.75%, 9/1/18 (6)	3,115	3,555
Winslow Township Board of Ed., 5.20%, 8/1/16
(Prerefunded 8/1/09) (2)(4)	2,010	2,097
		173,410
PUERTO RICO 9.4%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (4)	1,500	1,627
Children's Trust Fund, Tobacco Settlement
Zero Coupon, 5/15/55	5,000	180
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/17	1,400	1,518
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	1,500	1,500
Puerto Rico, 5.00%, 7/1/27 (Prerefunded 7/1/12) (4)	1,400	1,506
Puerto Rico, GO, 5.00%, 7/1/30 (Tender 7/1/12)	1,250	1,321
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/27	2,000	2,186
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	1,500	1,639
Puerto Rico Convention Center Dist. Auth.
Convention Center Hotel 5.00%, 7/1/31 (6)	2,000	2,170
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (11)	1,000	1,078
Puerto Rico Electric Power Auth., 5.00%, 7/1/28 (2)	2,300	2,471
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36	500	530
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24	1,000	1,108
		18,834
DELAWARE 1.4%
Delaware River & Bay Auth., 5.00%, 1/1/27 (3)	1,500	1,608
Delaware River & Bay Auth., 5.50%, 1/1/15
(Prerefunded 1/1/10) (4)(6)	500	533
Delaware River & Bay Auth., 5.50%, 1/1/16
(Prerefunded 1/1/10) (4)(6)	500	533
		2,674
PENNSYLVANIA 0.6%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,140	1,199
		1,199
GUAM 0.5%
Guam Gov't. Waterworks Auth., 5.00%, 7/1/12	1,000	1,028
		1,028
VIRGIN ISLANDS 0.4%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	250	276
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (1)	500	556
		832
Total Municipal Securities (Cost $186,992)		197,977
Total Investments in Securities
99.0% of Net Assets (Cost $186,992)		$197,977

†	Denominated in U.S. dollars unless otherwise noted
(1)	Interest subject to alternative minimum tax
(2)	Insured by Financial Guaranty Insurance Company
(3)	Insured by MBIA Insurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Variable Rate; rate shown is effective rate at period-end
(8)	Insured by Radian Asset Assurance Inc.
(9)	Escrowed to maturity
(10)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
(11)	Insured by XL Capital Assurance Inc.
BAN	Bond Anticipation Note
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFFA	Health Facility Financing Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 10 U.S. Treasury ten year contracts,
$10 par of 5.50% New Jersey Transit Corp.
pledged as initial margin	12/06	$(1,091)	$(18)
Short, 5 U.S. Treasury ten year contracts,
$5 par of 5.50% New Jersey Transit Corp.
pledged as initial margin	3/07	(546)	(1)
Net payments (receipts) of variation
margin to date			13
Variation margin receivable (payable)
on open futures contracts			$(6)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes, by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $186,870,000. Net unrealized gain aggregated $11,088,000 at period-end, of which $11,108,000 related to appreciated investments and $20,000 related to depreciated investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 100.4%
MARYLAND 87.6%
Anne Arundel County, GO, 5.00%, 3/1/07	525	527
Anne Arundel County, GO, 6.00%, 2/1/08	1,270	1,306
Anne Arundel County, Special Obligation, 7.10%, 7/1/29
(Prerefunded 7/1/09) (1)	2,750	3,036
Baltimore City, GO, 7.00%, 10/15/10 (2)	1,365	1,533
Baltimore County, Pension Funding, GO, 4.50%, 6/1/09	1,325	1,358
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/08	375	380
Calvert County, Consolidated Public Improvement, GO
5.00%, 7/15/11	2,310	2,457
Frederick, GO, 5.00%, 8/1/09 (2)	2,475	2,569
Frederick County, GO, 5.00%, 12/1/10	2,495	2,635
Frederick County, Public Fac., 5.25%, 7/1/12
(Prerefunded 7/1/09) (1)	950	1,000
Frederick County, Public Fac., GO, 5.00%, 12/1/11	1,575	1,683
Harford County, Consolidated Public Improvement, GO
5.00%, 12/1/10	2,765	2,918
Harford County, GO, 5.50%, 12/1/07	220	224
Maryland, GO, 5.00%, 8/1/09	4,000	4,157
Maryland, State & Local Fac., GO, 5.00%, 7/15/08	1,670	1,710
Maryland CDA, Barrington Apartment
VRDN (Currently 3.49%) (3)	4,000	4,000
Maryland CDA, Multi-Family, 3.90%, 9/1/10 (3)	1,190	1,193
Maryland CDA, Multi-Family, 3.95%, 9/1/11 (3)	1,380	1,382
Maryland CDA, Residential, 4.10%, 9/1/11 (3)	1,380	1,389
Maryland CDA, Residential, 4.30%, 9/1/13 (3)	1,605	1,625
Maryland DOT, COP, 5.00%, 10/15/07 (3)	465	470
Maryland DOT, 5.00%, 5/1/08	3,000	3,062
Maryland Economic Dev. Corp., Montgomery County Conference
Center, 5.50%, 7/15/07 (4)	400	404
Maryland Economic Dev. Corp., Chesapeake Hyatt
4.75%, 12/1/11	1,750	1,742
Maryland Economic Dev. Corp., Maryland Aviation
Administration, 5.00%, 6/1/08 (3)(5)	1,425	1,454
Maryland Economic Dev. Corp., Maryland Aviation
Administration, 5.00%, 6/1/09 (3)(5)	2,395	2,474
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN (Currently 3.64%) (8)	200	200
Maryland Economic Dev. Corp., Univ. of Maryland - College Park
Student Housing, 5.00%, 6/1/09 (6)	1,150	1,190
Maryland Economic Dev. Corp., Univ. of Maryland - College Park
Student Housing, 5.00%, 6/1/10 (6)	1,995	2,089
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/12	1,440	1,501
Maryland HHEFA, Beth Tfiloh Dahan Community School
VRDN (Currently 3.49%)	600	600
Maryland HHEFA, Board of Child Care, 4.00%, 7/1/07	500	501
Maryland HHEFA, Calvert Memorial Hosp., 4.75%, 7/1/09	275	282
Maryland HHEFA, Carroll Hosp. Center, 4.40%, 7/1/09	515	523
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20
(Prerefunded 4/1/09) (1)	80	85
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	10	11
Maryland HHEFA, Frederick Memorial Hosp.
5.25%, 7/1/13 (4)(7)	1,875	2,000
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/09	3,605	3,825
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/10	430	466
Maryland HHEFA, Johns Hopkins Univ., VRDN (Currently 3.47%)	800	800
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/09	2,345	2,423
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/10	1,565	1,635
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/11	500	528
Maryland HHEFA, Mercy Ridge Retirement Community
5.00%, 4/1/08	2,000	2,021
Maryland HHEFA, Suburban Hosp., 5.00%, 7/1/09	1,725	1,779
Maryland HHEFA, Univ. of Maryland Medical
6.75%, 7/1/30 (Prerefunded 7/1/10) (1)	6,315	7,036
Maryland HHEFA, Univ. of Maryland Medical
VRDN (Currently 3.48%) (8)	3,800	3,800
Maryland Ind. Dev. Fin. Auth., Sheppard & Enoch Pratt
Foundation, 4.25%, 12/31/11	1,115	1,125
Montgomery County, Consolidated Public Improvement
5.00%, 5/1/19 (Prerefunded 5/1/09) (1)	500	522
Montgomery County, Consolidated Public Improvement
5.375%, 5/1/11 (Prerefunded 5/1/07) (1)	500	514
Montgomery County, Consolidated Public Improvement, GO
5.00%, 2/1/09	2,240	2,312
Montgomery County, Consolidated Public Improvement, GO
5.375%, 1/1/07	250	250
Montgomery County, GO, 5.00%, 11/1/09	2,260	2,356
Montgomery County, GO, 5.00%, 7/1/10	5,480	5,764
Montgomery County, GO, VRDN (Currently 3.75%)	4,000	4,000
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.25%, 4/1/09 (3)(8)	6,500	6,725
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/07 (3)	1,365	1,378
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 6.00%, 7/1/08 (3)	1,145	1,176
Northeast Maryland Waste Disposal Auth., Waste Management
IDRB, 4.75%, 1/1/12 (3)	95	97
Prince Georges County, Consolidated Public Improvement, GO
5.125%, 10/1/08	1,000	1,029
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/10	2,420	2,571
Prince Georges County, Consolidated Public Improvement, GO
5.00%, 9/15/11	1,100	1,173
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 12/1/13 (7)	1,260	1,370
Prince Georges County, Solid Waste Management
5.00%, 6/15/10 (2)	3,025	3,174
Queen Annes County, School & Public Fac., GO
5.125%, 1/15/09 (7)	1,530	1,580
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/08	5,000	5,096
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/09	2,475	2,557
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/11	1,785	1,891
Washington Suburban Sanitary Dist., General Construction, GO
5.00%, 6/1/09	2,350	2,437
Washington Suburban Sanitary Dist., General Construction, GO
5.25%, 6/1/10	825	874
Washington Suburban Sanitary Dist., Sewer Disposal, GO
5.00%, 6/1/08	2,005	2,050
Washington Suburban Sanitary Dist., Sewer Disposal, GO
5.25%, 6/1/09	1,580	1,648
		133,652
PUERTO RICO 9.8%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,200	1,229
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 3.95%, 1/18/07	885	885
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	1,000	1,000
Puerto Rico, Public Improvement, GO, 5.50%, 7/1/11 (7)	3,070	3,333
Puerto Rico Highway & Transportation Auth.
5.00%, 7/1/26 (Tender 7/1/10) (5)	5,000	5,232
Puerto Rico Public Fin. Corp., 5.25%, 8/1/31 (Tender 2/1/12) (7)	3,000	3,230
		14,909
VIRGIN ISLANDS 1.5%
Virgin Islands PFA, 5.00%, 10/1/07	1,050	1,060
Virgin Islands PFA, 5.00%, 10/1/08	1,000	1,020
Virgin Islands PFA, 5.00%, 10/1/10	250	259
		2,339
GUAM 0.8%
Guam Gov't. Waterworks Auth., 5.00%, 7/1/08	600	606
Guam Gov't. Waterworks Auth., 5.00%, 7/1/09	600	610
		1,216
DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth., 6.00%, 7/1/09 (7)	1,000	1,061
		1,061
Total Municipal Securities (Cost $152,947)		153,177
Total Investments in Securities
100.4% of Net Assets (Cost $152,947)		$153,177

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by CIFG Assurance
(7)	Insured by Financial Guaranty Insurance Company
(8)	Insured by AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $152,947,000. Net unrealized gain aggregated $230,000 at period-end, of which $532,000 related to appreciated investments and $302,000 related to depreciated investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.6%
GEORGIA 89.4%
Alpharetta, GO, 5.00%, 5/1/25	1,000	1,091
Alpharetta, GO, Public Improvement, 5.00%, 5/1/23	1,125	1,231
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	500	517
Assoc. County Commissioners of Georgia Leasing, Jackson
County, COP, 5.25%, 4/1/24 (1)	1,000	1,097
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	600	448
Athens - Clarke County Unified Gov't. Dev. Auth., Univ. of
Georgia Athletic Assoc., VRDN (Currently 3.64%)	300	300
Athens - Clarke Dev. Auth., Univ. of Georgia Athletic Assoc.
VRDN (Currently 3.65%)	300	300
Atlanta, Atlanta Eastside Project, 5.60%, 1/1/30	500	521
Atlanta, Princeton Lakes, 5.50%, 1/1/31	500	514
Atlanta & Fulton County Recreation Auth., 5.75%, 12/1/18
(Prerefunded 12/1/10) (2)(3)	1,500	1,638
Atlanta Airport, 5.00%, 1/1/07 (4)(5)	500	501
Atlanta Airport, 5.00%, 1/1/30 (6)	1,500	1,596
Atlanta Airport, 5.00%, 1/1/34 (6)	2,000	2,123
Atlanta Airport, 5.60%, 1/1/30 (Prerefunded 1/1/10) (2)(5)	1,895	2,027
Atlanta Airport, 6.25%, 1/1/14 (4)(5)	1,000	1,075
Atlanta Airport, Zero Coupon, 1/1/10 (4)(7)	1,185	996
Atlanta Downtown Dev. Auth., 5.00%, 12/1/31 (7)	1,000	1,075
Atlanta Public Safety & Judicial Facs., GO, 5.00%, 12/1/26 (6)	500	543
Atlanta Water & Sewer, 5.00%, 11/1/43 (6)(8)	2,255	2,389
Augusta Airport, 5.45%, 1/1/31 (4)	900	961
Augusta Water & Sewer, 5.00%, 10/1/27 (6)	1,000	1,055
Augusta Water & Sewer, 5.25%, 10/1/34 (6)	1,000	1,092
Barrow County, GO, 5.00%, 10/1/26 (5)	1,100	1,186
Carroll County Water Auth., 5.25%, 7/1/20 (6)	1,250	1,385
Cartersville Dev. Auth., Anheuser-Busch, IDRB
5.10%, 2/1/12 (4)	450	476
Cartersville Dev. Auth., Anheuser-Busch, PCR
7.40%, 11/1/10 (4)	360	405
Chatham County Hosp. Auth., Memorial Univ. Medical Center
5.50%, 1/1/34	1,000	1,077
Chatham County Hosp. Auth., Memorial Univ. Medical Center
5.75%, 1/1/29	1,000	1,104
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	1,230	1,352
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (7)	1,000	1,187
City of Savannah, Savannah Airport Commission
5.25%, 1/1/17 (6)	1,000	1,056
Clayton County Water Auth., 5.00%, 5/1/20	1,000	1,080
Clayton County Water Auth., 6.25%, 5/1/16
(Prerefunded 5/1/10) (2)	1,000	1,094
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33
(Tender 4/1/07) (4)	1,000	1,031
Cobb County Hosp. Auth., Wellstar Health
5.25%, 4/1/23 (3)	1,000	1,091
Cobb-Marietta Water Auth., 5.25%, 11/1/21	1,000	1,096
Columbia County, Courthouse/Detention Center, GO
5.625%, 2/1/20	1,250	1,302
Columbia County Water & Sewer, 5.00%, 6/1/24 (6)	1,000	1,070
Columbia County Water & Sewer, 6.25%, 6/1/18
(Prerefunded 6/1/10) (2)(5)	1,000	1,089
Columbus, Water & Sewer, 5.00%, 5/1/18 (7)	1,000	1,081
Columbus, Water & Sewer, 5.00%, 5/1/21 (7)	500	537
Columbus, Water & Sewer, 5.00%, 5/1/25 (7)	1,000	1,068
Coweta County Dev. Auth., 5.00%, 7/1/20 (7)	1,000	1,081
Coweta County Water & Sewer Auth., 5.00%, 6/1/23 (3)	920	991
Coweta County Water & Sewer Auth., 5.00%, 6/1/26 (3)	1,355	1,457
Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 (4)	1,000	1,080
DeKalb County Hosp. Auth., Regional Healthcare
VRDN (Currently 3.49%)	995	995
DeKalb County Water & Sewer, 5.00%, 10/1/35	1,000	1,063
DeKalb County Water & Sewer, 5.125%, 10/1/31
(Prerefunded 10/1/10) (2)	1,000	1,066
Dekalb County Water & Sewer, 5.25%, 10/1/32 (6)	1,000	1,167
Douglas County School Dist, GO, 5.00%, 4/1/09 (6)	725	749
Fayette County Public Fac. Auth., 6.00%, 6/1/30
(Prerefunded 6/1/10) (2)	270	294
Fayette County Public Fac. Auth., 6.25%, 6/1/20
(Prerefunded 6/1/10) (2)	500	549
Fayette County School Dist., GO, STEP, 0.00%, 3/1/25 (6)	750	658
Forsyth County, GO, 6.00%, 3/1/16 (Prerefunded 3/1/10) (2)	1,250	1,354
Forsyth County School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (2)	1,250	1,365
Forsyth County Water & Sewer Auth., 5.00%, 4/1/21	1,060	1,124
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	1,000	1,059
Forsyth County Water & Sewer Auth., 5.00%, 4/1/32	1,495	1,583
Forsyth County Water & Sewer Auth., 6.25%, 4/1/20
(Prerefunded 4/1/10) (2)	1,000	1,092
Fulton County, Water & Sewer, 5.00%, 1/1/35 (5)	1,000	1,062
Fulton County, Water & Sewer, 6.25%, 1/1/09 (5)	1,000	1,054
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/21	1,000	1,063
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/31	1,055	1,110
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.125%, 2/15/26	750	795
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.30%, 10/1/24 (Prerefunded 10/1/09) (2)	500	544
Gainesville Water & Sewer, 6.00%, 11/15/12 (5)	1,000	1,113
Georgia Housing & Fin. Auth., Single Family, 5.05%, 12/1/31 (4)	1,000	1,039
Georgia Housing & Fin. Auth., Single Family, 5.65%, 12/1/21 (4)	1,000	1,039
Georgia Housing & Fin. Auth., Single Family, 5.75%, 12/1/31 (4)	90	94
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/20 (Prerefunded 11/1/10) (2)	500	540
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/25 (Prerefunded 11/1/09) (2)	1,975	2,102
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/33 (Prerefunded 11/1/10) (2)	1,500	1,621
Glynn County, Water & Sewer, 5.00%, 4/1/23 (3)	1,000	1,062
Griffin Combined Public Utility, 5.125%, 1/1/27 (3)	1,000	1,080
Gwinnett County Water & Sewer Auth., 5.25%, 8/1/24
(Prerefunded 8/1/12) (2)	1,000	1,087
Habersham County School Dist., GO, 5.00%, 4/1/27 (7)	1,000	1,081
Hall County & Gainsville Hosp. Auth, Northeast Georgia Health
5.00%, 5/15/11	1,115	1,163
Hall County & Gainsville Hosp. Auth, Northeast Georgia Health
5.50%, 5/15/31	1,530	1,608
Henry County Hosp. Auth., Henry Medical Center, GO
5.00%, 7/1/25 (7)	1,000	1,074
Henry County Water & Sewer Auth., 5.125%, 2/1/20 (7)	1,000	1,093
Macon Water & Sewer Auth., 5.00%, 10/1/21	1,000	1,065
Macon-Bibb County Urban Dev. Auth., GO, 5.50%, 10/1/22	1,000	1,080
Medical Center Hosp. Auth., Columbus Regional Healthcare
5.50%, 8/1/25 (7)	1,000	1,063
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (9)	2,095	2,332
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (7)(9)	635	710
Monroe County Dev. Auth., 3.76%, 7/1/25 (Tender 6/1/07)	1,000	1,001
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12 (9)	80	89
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12
(Prerefunded 1/1/08) (2)	20	22
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12	420	456
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18 (9)	175	214
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18
(Prerefunded 1/1/13) (2)	20	24
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18	840	995
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (3)	1,000	1,396
Newnan Water, Sewer, & Light Commision, 4.50%, 1/1/36 (3)	1,000	1,014
Newton County Hosp. Auth., GO, 6.00%, 2/1/20 (3)	1,000	1,076
Paulding County School Dist., GO, 6.00%, 2/1/13 (7)	1,000	1,133
Paulding County Water & Sewer, 6.00%, 12/1/13 (7)	1,000	1,110
Rockdale County Dev. Auth., Pratt Industries USA
7.40%, 1/1/16 (4)	335	338
Rockdale County Water & Sewage Auth., GO, 5.00%, 7/1/29 (6)	1,500	1,613
Roswell City, GO, 5.50%, 2/1/14 (Prerefunded 2/1/09) (2)	1,000	1,051
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	555	613
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (2)	500	551
Savannah Economic Dev. Auth., IDRB, Waste Management
5.50%, 7/1/16 (4)	1,500	1,617
Walton County School Dist., GO, 5.00%, 8/1/25 (7)	1,000	1,084
		106,655
PUERTO RICO 9.2%
Gov't Dev. Bank of Puerto Rico, GO, TECP, 3.93%, 1/25/07	1,000	1,000
Gov't Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	500	500
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	1,000	1,063
Puerto Rico, GO, 5.00%, 7/1/35	1,000	1,061
Puerto Rico, GO, 5.25%, 7/1/22	1,500	1,644
Puerto Rico Convention Center Dist. Auth., 5.00%, 7/1/31 (3)	1,000	1,085
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (10)	1,000	1,073
Puerto Rico Electric Power Auth., 5.125%, 7/1/29	1,000	1,060
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (7)	1,000	1,164
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (9)	1,250	1,351
		11,001
GUAM 1.0%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,104
		1,104
Total Municipal Securities (Cost $112,908)		118,760
Total Investments in Securities
99.6% of Net Assets (Cost $112,908)		$118,760

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by XL Capital Assurance Inc.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by AMBAC Assurance Corp.
(4)	Interest subject to alternative minimum tax
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by Financial Security Assurance Inc.
(7)	Insured by MBIA Insurance Corp.
(8)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
(9)	Escrowed to maturity
(10)	Insured by CIFG Assurance
COP	Certificate of Participation
GO	General Obligation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 10 U.S. Treasury ten year contracts,
$10 par of 5.00% Atlanta Water & Sewer
pledged as initial margin	3/07	$(1,092)	$(3)
Net payments (receipts) of variation
margin to date			(1)
Variation margin receivable (payable)
on open futures contracts			$(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes, by investing primarily in investment-grade Georgia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $112,867,000. Net unrealized gain aggregated $5,890,000 at period-end, of which $6,051,000 related to appreciated investments and $161,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 101.8%
MARYLAND 100.4%
Baltimore County, Metropolitan Dist. 67th Issue, GO
5.00%, 6/1/07	245	246
Baltimore County, Public Improvement, GO, 5.00%, 9/1/07	1,600	1,617
Baltimore County, Quail Ridge Apartments
VRDN (Currently 3.48%)	2,700	2,700
Baltimore County, St. James Academy, VRDN (Currently 3.66%)	3,995	3,995
Baltimore County Mortgage, Spring Hill Realty
VRDN (Currently 3.58%)	4,910	4,910
Calvert County Economic Dev., Asbury Solomons Fac.
VRDN (Currently 3.50%)	4,960	4,960
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.48%)	570	570
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.50%)	2,870	2,870
Carroll County, Volunteer Fire Dept., GO, 4.00%, 12/1/06	195	195
Charles County, 5.00%, 2/1/12 (Prerefunded 2/1/07) (1)	25	25
Eclipse Funding Trust, Western Maryland Health
VRDN (Currently 3.52%) (2)	9,000	9,000
Gaithersburg, Asbury Obligated Group, VRDN (Currently 3.53%)	2,000	2,000
Gaithersburg, Asbury Solomons Obligated Group
VRDN (Currently 3.48%) (2)	1,675	1,675
Gaithersburg, Asbury Solomons Obligated Group
VRDN (Currently 3.50%)	2,215	2,215
Howard County, Sherwood Crossing Apartments
VRDN (Currently 3.48%)	700	700
Maryland, GO, 5.00%, 2/1/07	4,750	4,761
Maryland CDA, Barrington Apartment
VRDN (Currently 3.49%) (3)	5,500	5,500
Maryland CDA, Lehman Trust, Multi-Family
VRDN (Currently 3.64%) (3)	6,325	6,325
Maryland CDA, Parklane Apartments
VRDN (Currently 3.50%) (3)	3,400	3,400
Maryland CDA, Residential, 3.40%, 3/7/07 (3)	1,000	1,000
Maryland CDA, Residential, 3.72%, 9/12/07 (3)	2,000	2,000
Maryland CDA, Residential, VRDN (Currently 3.49%) (3)	1,800	1,800
Maryland CDA, Residential, VRDN (Currently 3.55%) (3)	3,230	3,230
Maryland CDA, Single Family, 3.59%, 12/14/07	2,000	2,000
Maryland CDA, Single Family, 3.64%, 12/14/07 (3)	1,500	1,500
Maryland CDA, Single Family, 4.40%, 4/1/07 (3)	2,000	2,003
Maryland DOT, 4.00%, 12/15/06	300	300
Maryland DOT, 4.50%, 6/15/07 (3)(4)	460	462
Maryland Economic Dev. Corp., American Urological Ed.
VRDN (Currently 3.49%)	960	960
Maryland Economic Dev. Corp., Associated Catholic Charities
VRDN (Currently 3.63%)	3,755	3,755
Maryland Economic Dev. Corp., Bindagraphics
VRDN (Currently 3.63%) (3)	2,700	2,700
Maryland Economic Dev. Corp., Catholic Relief Services
VRDN (Currently 3.50%)	5,000	5,000
Maryland Economic Dev. Corp., Providence Center
VRDN (Currently 3.67%)	3,000	3,000
Maryland Economic Dev. Corp., The Associated Jewish Charities
VRDN (Currently 3.50%)	100	100
Maryland Economic Dev. Corp., U.S. Pharmacopeia
VRDN (Currently 3.65%) (4)	300	300
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN (Currently 3.75%) (4)	1,000	1,000
Maryland Economic Dev. Corp., YMCA of Central Maryland
VRDN (Currently 3.52%)	1,950	1,950
Maryland HHEFA, Adventis Healthcare, VRDN (Currently 3.48%)	5,000	5,000
Maryland HHEFA, Adventis Healthcare, VRDN (Currently 3.50%)	4,495	4,495
Maryland HHEFA, Beth Tfiloh Dahan Community School
VRDN (Currently 3.49%)	4,410	4,410
Maryland HHEFA, Charlestown Community
VRDN (Currently 3.49%)	3,300	3,300
Maryland HHEFA, French Int'l. School, VRDN (Currently 3.49%)	800	800
Maryland HHEFA, Friends School of Baltimore
VRDN (Currently 3.49%)	5,300	5,300
Maryland HHEFA, Ginger Cove Life Care, VRDN (Currently 3.49%)	8,405	8,405
Maryland HHEFA, Health Pool 85A & B, VRDN (Currently 3.48%)	1,600	1,600
Maryland HHEFA, Indian Creek School, VRDN (Currently 3.66%)	2,000	2,000
Maryland HHEFA, Johns Hopkins Hosp., TECP, 3.58%, 4/5/07	1,800	1,800
Maryland HHEFA, Johns Hopkins Hosp., TECP, 3.60%, 4/10/07	4,400	4,400
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.52%, 12/6/06	2,000	2,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.52%, 2/6/07	3,400	3,400
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.58%, 4/5/07	2,000	2,000
Maryland HHEFA, Mercy Ridge, VRDN (Currently 3.51%)	170	170
Maryland HHEFA, Norwood School, VRDN (Currently 3.68%)	1,500	1,500
Maryland HHEFA, Stella Maris, VRDN (Currently 3.50%)	3,650	3,650
Maryland HHEFA, Trinity School, VRDN (Currently 3.48%)	3,680	3,680
Maryland HHEFA, Univ. of Maryland Medical
VRDN (Currently 3.46%) (5)	5,800	5,800
Maryland HHEFA, Univ. of Maryland Medical
VRDN (Currently 3.48%) (5)	3,000	3,000
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
VRDN (Currently 3.48%)	1,665	1,665
Montgomery County, Consolidated Public Improvement
5.375%, 5/1/10 (Prerefunded 5/1/07) (1)	50	51
Montgomery County, Consolidated Public Improvement, GO
4.25%, 5/1/07	5,000	5,013
Montgomery County, GO, VRDN (Currently 3.67%)	600	600
Montgomery County, GO, VRDN (Currently 3.75%)	650	650
Montgomery County Economic Dev., Georgetown Preparatory
School, VRDN (Currently 3.50%)	1,575	1,575
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN (Currently 3.50%)	2,000	2,000
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN (Currently 3.54%)	2,000	2,000
Montgomery County Economic Dev., Institute for Genomic
Research, VRDN (Currently 3.50%)	1,500	1,500
Montgomery County Economic Dev., Rehabilitation
Opportunities, VRDN (Currently 3.50%)	200	200
Montgomery County Economic Dev., Sandy Spring Friends
School, VRDN (Currently 3.49%)	4,045	4,045
Montgomery County Housing Opportunities Commission
Oakwood, Multi-Family, VRDN (Currently 3.52%)	2,250	2,250
Montgomery County Housing Opportunities Commission
Single-Family, 3.52%, 10/26/07	2,000	2,000
Montgomery County Housing Opportunities Commission
Single-Family, 3.57%, 10/26/07 (3)	3,000	3,000
Montgomery County Housing Opportunities Commission
Single-Family, 4.50%, 12/29/06 (3)	1,000	1,001
Prince George's County Hosp., Collington Episcopal Life Care
VRDN (Currently 3.48%)	4,000	4,000
Prince Georges County, GO, 4.00%, 12/1/06 (5)	500	500
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/07	1,000	1,005
Univ. of Maryland, College Park, VRDN (Currently 3.53%)	930	930
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/07	2,635	2,654
Westminster, Carroll Lutheran Village, VRDN (Currently 3.69%)	3,000	3,000
		197,073
PUERTO RICO 1.4%
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.55%, 3/1/23 (Tender 3/1/07)	500	500
Puerto Rico Public Fin. Corp., VRDN (Currently 3.51%) (5)	2,185	2,185
		2,685

Total Municipal Securities (Cost $199,758)		199,758

Total Investments in Securities
101.8% of Net Assets (Cost $199,758)		$199,758

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $199,758,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007